UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3010

Fidelity Advisor Series VII
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	April 30, 2012

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Biotechnology Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2012

1.800321.108

AFBT-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.8%
	Shares	Value
BIOTECHNOLOGY - 92.1%
Biotechnology - 92.1%
Acadia Pharmaceuticals, Inc. (a)	183,847	$ 275,771
Achillion Pharmaceuticals, Inc. (a)(d)	43,001	285,957
Acorda Therapeutics, Inc. (a)	49,557	1,250,819
ADVENTRX Pharmaceuticals, Inc. (a)(d)	21,532	12,661
Aegerion Pharmaceuticals, Inc. (a)	42,790	532,736
Affymax, Inc. (a)	40,094	525,632
Agenus, Inc. (a)(d)	9,425	58,906
Agenus, Inc. warrants 6/9/18 (a)(e)	452,000	261,616
Alexion Pharmaceuticals, Inc. (a)	47,548	4,294,535
Alkermes PLC (a)	56,061	969,855
Alnylam Pharmaceuticals, Inc. (a)	91,698	1,044,440
AMAG Pharmaceuticals, Inc. (a)	33,571	525,722
Amarin Corp. PLC ADR (a)(d)	74,279	906,947
Amgen, Inc.	53,508	3,804,954
Amicus Therapeutics, Inc. (a)	53,450	260,836
Amylin Pharmaceuticals, Inc. (a)	85,965	2,227,353
Anacor Pharmaceuticals, Inc. (a)	22,150	122,933
Arena Pharmaceuticals, Inc. (a)(d)	219,900	536,556
ARIAD Pharmaceuticals, Inc. (a)(d)	111,306	1,814,288
ArQule, Inc. (a)	91,906	647,937
AVEO Pharmaceuticals, Inc. (a)	23,752	273,148
AVI BioPharma, Inc. (a)	1,905	1,589
Biogen Idec, Inc. (a)	61,769	8,277,664
BioInvent International AB (a)	35,090	85,105
BioMarin Pharmaceutical, Inc. (a)	78,604	2,727,559
Bionovo, Inc. (a)	73,900	1,559
Bionovo, Inc. warrants 2/2/16 (a)	56,850	761
Biospecifics Technologies Corp. (a)	1,244	18,349
BioTime, Inc. (a)(d)	32,817	124,376
Catalyst Pharmaceutical Partners, Inc. (a)	99,709	100,706
Catalyst Pharmaceutical Partners, Inc. warrants 5/2/17 (a)	8,557	3,864
Celgene Corp. (a)	103,469	7,544,959
Cell Therapeutics, Inc. (a)(d)	609,529	676,577
Cell Therapeutics, Inc. warrants 7/6/16 (a)	46,404	20,272
Celldex Therapeutics, Inc. (a)	65,600	299,136
Cepheid, Inc. (a)	30,600	1,175,346
Clovis Oncology, Inc. (d)	16,062	287,992
Codexis, Inc. (a)	47,542	172,102
Cubist Pharmaceuticals, Inc. (a)	33,992	1,437,182
Dendreon Corp. (a)(d)	89,828	1,046,496
Dynavax Technologies Corp. (a)	95,700	479,457
Emergent BioSolutions, Inc. (a)	17,500	246,050
Enzon Pharmaceuticals, Inc. (a)(d)	29,534	183,997
Exact Sciences Corp. (a)	45,300	487,881
Exelixis, Inc. (a)(d)	67,045	321,816
Genomic Health, Inc. (a)	16,728	479,424
Geron Corp. (a)	8,061	13,542
Gilead Sciences, Inc. (a)	246,943	12,843,504
Halozyme Therapeutics, Inc. (a)	84,958	687,310

	Shares	Value
Horizon Pharma, Inc. (d)	29,700	$ 124,740
Horizon Pharma, Inc. (a)(e)	74,949	283,307
Horizon Pharma, Inc. warrants 2/28/17 (a)(e)	18,737	7,087
Human Genome Sciences, Inc. (a)	7,328	107,795
Idenix Pharmaceuticals, Inc. (a)(d)	62,406	547,301
ImmunoGen, Inc. (a)(d)	49,655	633,101
Immunomedics, Inc. (a)	35,250	126,548
Incyte Corp. (a)(d)	66,538	1,509,082
Infinity Pharmaceuticals, Inc. (a)	13,059	176,297
InterMune, Inc. (a)(d)	120,262	1,255,535
Ironwood Pharmaceuticals, Inc. Class A (a)	87,228	1,152,282
Isis Pharmaceuticals, Inc. (a)	59,810	478,480
Keryx Biopharmaceuticals, Inc. (a)	48,400	76,472
Lexicon Pharmaceuticals, Inc. (a)	458,061	742,059
Ligand Pharmaceuticals, Inc. Class B (a)	33,054	446,560
MannKind Corp. (a)(d)	52,246	117,554
Medivation, Inc. (a)	48,013	3,883,291
Merrimack Pharmaceuticals, Inc.	2,000	15,800
Metabolix, Inc. (a)(d)	34,430	93,305
Momenta Pharmaceuticals, Inc. (a)	31,866	506,032
Myrexis, Inc. (a)	302	912
Myriad Genetics, Inc. (a)	46,082	1,198,593
Neurocrine Biosciences, Inc. (a)	46,206	343,311
NeurogesX, Inc. (a)	17,100	7,353
NeurogesX, Inc.	150,000	64,500
NewLink Genetics Corp.	20,100	233,964
Novavax, Inc. (a)	225,880	307,197
Novelos Therapeutics, Inc. (a)	137,600	261,440
Novelos Therapeutics, Inc. warrants 12/6/16 (a)	137,600	182,678
NPS Pharmaceuticals, Inc. (a)	97,378	697,226
OncoGenex Pharmaceuticals, Inc. (a)	8,605	111,865
Oncothyreon, Inc. (a)	32,874	141,029
ONYX Pharmaceuticals, Inc. (a)	41,125	1,871,599
Opko Health, Inc. (a)(d)	129,700	616,075
OREXIGEN Therapeutics, Inc. (a)	188,808	660,828
PDL BioPharma, Inc. (d)	81,188	510,673
Pharmacyclics, Inc. (a)	36,300	1,000,428
PolyMedix, Inc. (a)	357,066	273,155
PolyMedix, Inc. warrants 4/10/16 (a)	163,833	77,313
Progenics Pharmaceuticals, Inc. (a)	134,813	1,481,595
PROLOR Biotech, Inc. (a)(d)	72,716	415,208
Protalix BioTherapeutics, Inc. (a)	72,943	506,954
Puma Biotechnology, Inc. (e)	32,887	443,975
Puma Biotechnology, Inc. warrants 10/4/21 (a)(e)	32,887	0
Raptor Pharmaceutical Corp. (a)(d)	94,051	551,139
Regeneron Pharmaceuticals, Inc. (a)	46,104	6,236,027
Rigel Pharmaceuticals, Inc. (a)	67,872	524,651
Sangamo Biosciences, Inc. (a)(d)	73,728	342,835
Savient Pharmaceuticals, Inc. (a)(d)	81,455	193,048
Seattle Genetics, Inc. (a)(d)	51,634	1,020,804
Common Stocks - continued
	Shares	Value
BIOTECHNOLOGY - CONTINUED
Biotechnology - continued
SIGA Technologies, Inc. (a)(d)	101,286	$ 334,244
Sophiris Bio, Inc. (a)	138,000	57,282
Spectrum Pharmaceuticals, Inc. (a)(d)	75,676	804,436
Sunesis Pharmaceuticals, Inc. (a)(d)	21,236	58,399
Synageva BioPharma Corp. (a)	12,000	455,760
Synergy Pharmaceuticals, Inc. unit (a)	20,600	303,850
Synta Pharmaceuticals Corp. (a)	107,888	469,313
Targacept, Inc. (a)	37,697	179,061
Theravance, Inc. (a)(d)	43,948	951,035
Threshold Pharmaceuticals, Inc. (a)(d)	97,866	712,464
Threshold Pharmaceuticals, Inc. warrants 3/16/16 (a)	35,146	234,733
Trius Therapeutics, Inc. (a)	57,653	309,597
United Therapeutics Corp. (a)	37,352	1,634,150
Vanda Pharmaceuticals, Inc. (a)	101,300	448,759
Verastem, Inc.	8,200	85,116
Vertex Pharmaceuticals, Inc. (a)	97,360	3,746,413
Vical, Inc. (a)	241,277	752,784
XOMA Corp. (a)	84,849	245,214
ZIOPHARM Oncology, Inc. (a)(d)	135,779	646,308
		105,366,098
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
Alsius Corp. (a)	14,200	0
Aradigm Corp. (a)	21,800	3,161
Aradigm Corp.	329,640	47,798
InVivo Therapeutics Holdings Corp. (a)(d)	98,300	232,971
		283,930
HEALTH CARE PROVIDERS & SERVICES - 0.1%
Health Care Services - 0.1%
OvaScience, Inc. (e)	12,800	70,400
LIFE SCIENCES TOOLS & SERVICES - 0.6%
Life Sciences Tools & Services - 0.6%
BG Medicine, Inc. (a)	43,000	285,090
Biodelivery Sciences International, Inc. (a)	25,000	95,000
ChromaDex, Inc. (a)	143,866	96,390
Transgenomic, Inc. (a)	33,100	28,135
Transgenomic, Inc. unit (e)	162,000	138,178
		642,793
PHARMACEUTICALS - 4.8%
Pharmaceuticals - 4.8%
AcelRx Pharmaceuticals, Inc. (a)	62,800	226,080
Akorn, Inc. (a)	12,579	152,583
Auxilium Pharmaceuticals, Inc. (a)	22,858	409,615
AVANIR Pharmaceuticals Class A (a)(d)	275,641	840,705
Corcept Therapeutics, Inc. (a)	82,100	307,054
Elan Corp. PLC sponsored ADR (a)	39,620	546,360

	Shares	Value
Jazz Pharmaceuticals PLC (a)	6,568	$ 335,165
NuPathe, Inc. (a)	900	3,258
Omeros Corp. (a)	30,872	273,217
Optimer Pharmaceuticals, Inc. (a)(d)	24,117	356,932
Pacira Pharmaceuticals, Inc. (a)(d)	18,697	209,593
Santarus, Inc. (a)	45,025	286,809
Transcept Pharmaceuticals, Inc. (a)	6,000	53,940
Ventrus Biosciences, Inc. (a)	27,098	246,863
ViroPharma, Inc. (a)	21,074	458,360
VIVUS, Inc. (a)	13,750	333,025
XenoPort, Inc. (a)	46,025	210,334
Zogenix, Inc. (a)	125,489	229,645
		5,479,538
TOTAL COMMON STOCKS (Cost $89,528,326)		111,842,759
Convertible Preferred Stocks - 0.0%

PHARMACEUTICALS - 0.0%
Pharmaceuticals - 0.0%
Agios Pharmaceuticals, Inc. Series C (e) (Cost $68,706)	13,990	68,706
Money Market Funds - 12.9%

Fidelity Cash Central Fund, 0.14% (b)	2,809,835	2,809,835
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	11,916,652	11,916,652
TOTAL MONEY MARKET FUNDS (Cost $14,726,487)		14,726,487
TOTAL INVESTMENT PORTFOLIO - 110.7% (Cost $104,323,519)	126,637,952
NET OTHER ASSETS (LIABILITIES) - (10.7)%	(12,241,827)
NET ASSETS - 100%	$ 114,396,125
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,273,270 or 1.1% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Agenus, Inc. warrants 6/9/18	1/9/08	$ 563,722
Agios Pharmaceuticals, Inc. Series C	11/16/11	$ 68,706
Horizon Pharma, Inc.	2/29/12	$ 269,067
Horizon Pharma, Inc. warrants 2/28/17	2/29/12	$ 2,342
OvaScience, Inc.	3/29/12	$ 70,400
Puma Biotechnology, Inc.	10/4/11	$ 123,326
Puma Biotechnology, Inc. warrants 10/4/21	10/4/11	$ 0
Transgenomic, Inc. unit	2/3/12	$ 161,441
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,198
Fidelity Securities Lending Cash Central Fund	166,344
Total	$ 167,542
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 111,842,759	$ 110,562,550	$ 1,202,722	$ 77,487
Convertible Preferred Stocks	68,706	-	-	68,706
Money Market Funds	14,726,487	14,726,487	-	-
Total Investments in Securities:	$ 126,637,952	$ 125,289,037	$ 1,202,722	$ 146,193
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	4,744
Cost of Purchases	141,449
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 146,193
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 4,744

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $105,203,172. Net unrealized appreciation aggregated $21,434,780, of which $28,022,188 related to appreciated investment securities and $6,587,408 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Communications Equipment Fund

Class A
Class T
Class B
Class C
Institutional Class

April 30, 2012

1.800324.108

AFDC-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.8%
	Shares	Value
COMMUNICATIONS EQUIPMENT - 87.0%
Communications Equipment - 87.0%
Acme Packet, Inc. (a)(d)	6,971	$ 195,676
ADTRAN, Inc.	7,900	241,108
Alcatel-Lucent SA sponsored ADR (a)(d)	36,757	55,503
Anaren, Inc. (a)	4,400	79,376
Aruba Networks, Inc. (a)	11,540	243,725
Brocade Communications Systems, Inc. (a)	75,259	416,935
Calix Networks, Inc. (a)	3,900	31,044
Cisco Systems, Inc.	141,424	2,849,694
Comtech Telecommunications Corp.	5,100	157,692
F5 Networks, Inc. (a)	1,565	209,600
Finisar Corp. (a)	8,959	148,003
Harris Corp.	7,600	346,104
Infinera Corp. (a)	18,200	130,312
InterDigital, Inc.	3,200	88,704
Juniper Networks, Inc. (a)	27,588	591,211
Motorola Solutions, Inc.	8,147	415,741
NETGEAR, Inc. (a)	4,400	169,400
Nokia Corp. sponsored ADR (d)	61,205	223,398
PC-Tel, Inc.	3,000	20,490
Plantronics, Inc.	1,600	61,312
Polycom, Inc. (a)	29,199	387,471
QUALCOMM, Inc.	38,481	2,456,627
Research In Motion Ltd. (a)	3,800	54,340
Riverbed Technology, Inc. (a)	15,058	297,094
Sycamore Networks, Inc. (a)	5,400	84,186
Telefonaktiebolaget LM Ericsson (B Shares) sponsored ADR (d)	62,220	621,889
ViaSat, Inc. (a)	4,800	231,840
Wi-Lan, Inc.	12,400	71,180
		10,879,655
COMPUTERS & PERIPHERALS - 0.7%
Computer Hardware - 0.7%
Apple, Inc. (a)	154	89,973
ELECTRICAL EQUIPMENT - 0.3%
Electrical Components & Equipment - 0.3%
Prysmian SpA	2,300	37,450
ELECTRONIC EQUIPMENT & COMPONENTS - 3.2%
Electronic Manufacturing Services - 3.2%
Fabrinet (a)	3,700	62,234
Flextronics International Ltd. (a)	25,600	170,496
TE Connectivity Ltd.	4,600	167,716
		400,446
MEDIA - 0.2%
Advertising - 0.2%
Digital Generation, Inc. (a)	3,300	30,624

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 5.5%
Semiconductor Equipment - 0.8%
ASML Holding NV	1,800	$ 91,782
Semiconductors - 4.7%
Altera Corp.	3,500	124,495
Analog Devices, Inc.	5,200	202,696
GSI Technology, Inc. (a)	16,600	70,218
Marvell Technology Group Ltd. (a)	2,700	40,527
ON Semiconductor Corp. (a)	4,500	37,170
Texas Instruments, Inc.	3,600	114,984
		590,090
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		681,872
SOFTWARE - 1.9%
Application Software - 0.8%
BroadSoft, Inc. (a)(d)	1,100	47,091
Citrix Systems, Inc. (a)	400	34,244
Envivio, Inc.	2,000	18,500
		99,835
Systems Software - 1.1%
Allot Communications Ltd. (a)	1,400	34,356
Oracle Corp.	3,500	102,865
		137,221
TOTAL SOFTWARE		237,056
TOTAL COMMON STOCKS (Cost $11,942,079)		12,357,076
Money Market Funds - 9.8%

Fidelity Cash Central Fund, 0.14% (b)	49,758	49,758
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	1,177,469	1,177,469
TOTAL MONEY MARKET FUNDS (Cost $1,227,227)		1,227,227
TOTAL INVESTMENT PORTFOLIO - 108.6% (Cost $13,169,306)		13,584,303
NET OTHER ASSETS (LIABILITIES) - (8.6)%		(1,074,226)
NET ASSETS - 100%		$ 12,510,077
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 285
Fidelity Securities Lending Cash Central Fund	28,275
Total	$ 28,560
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $13,372,911. Net unrealized appreciation aggregated $211,392, of which $1,307,798 related to appreciated investment securities and $1,096,406 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Consumer Discretionary Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2012

1.800322.108

AFCI-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.7%
	Shares	Value
AUTO COMPONENTS - 1.2%
Auto Parts & Equipment - 1.2%
Delphi Automotive PLC	17,100	$ 524,799
Tenneco, Inc. (a)	12,425	383,063
		907,862
AUTOMOBILES - 3.0%
Automobile Manufacturers - 3.0%
Bayerische Motoren Werke AG (BMW)	12,343	1,173,351
Ford Motor Co.	94,279	1,063,467
		2,236,818
DIVERSIFIED CONSUMER SERVICES - 2.2%
Specialized Consumer Services - 2.2%
Sotheby's Class A (Ltd. vtg.)	21,926	862,130
Weight Watchers International, Inc. (d)	10,715	813,911
		1,676,041
HOTELS, RESTAURANTS & LEISURE - 20.8%
Casinos & Gaming - 4.5%
Las Vegas Sands Corp.	49,516	2,747,643
Melco PBL Entertainment (Macau) Ltd. sponsored ADR (a)(d)	40,148	623,097
		3,370,740
Hotels, Resorts & Cruise Lines - 2.0%
Wyndham Worldwide Corp.	29,446	1,482,312
Restaurants - 14.3%
Arcos Dorados Holdings, Inc.	7,800	139,386
BJ's Restaurants, Inc. (a)	11,910	514,393
Bravo Brio Restaurant Group, Inc. (a)	7,400	149,480
Darden Restaurants, Inc. (d)	15,763	789,411
Dunkin' Brands Group, Inc.	100	3,237
Jubilant Foodworks Ltd. (a)	8,008	180,247
McDonald's Corp.	29,922	2,915,899
Ruth's Hospitality Group, Inc. (a)	80,692	558,389
Starbucks Corp.	61,490	3,528,296
Texas Roadhouse, Inc. Class A	89,575	1,545,169
Yum! Brands, Inc.	5,513	400,960
		10,724,867
TOTAL HOTELS, RESTAURANTS & LEISURE		15,577,919
HOUSEHOLD DURABLES - 2.6%
Consumer Electronics - 0.7%
Harman International Industries, Inc.	10,701	530,556
Home Furnishings - 0.6%
Tempur-Pedic International, Inc. (a)	8,337	490,549
Homebuilding - 1.3%
Lennar Corp. Class A	34,011	943,465
TOTAL HOUSEHOLD DURABLES		1,964,570

	Shares	Value
INTERNET & CATALOG RETAIL - 7.2%
Internet Retail - 7.2%
Amazon.com, Inc. (a)	20,163	$ 4,675,800
Priceline.com, Inc. (a)	900	684,738
		5,360,538
INTERNET SOFTWARE & SERVICES - 1.5%
Internet Software & Services - 1.5%
Google, Inc. Class A (a)	1,798	1,088,204
MEDIA - 22.3%
Broadcasting - 3.4%
CBS Corp. Class B	41,408	1,380,957
Discovery Communications, Inc. (a)	8,800	478,896
Liberty Media Corp. Capital Series A (a)	8,062	704,941
		2,564,794
Cable & Satellite - 7.5%
Comcast Corp. Class A	95,682	2,902,035
DISH Network Corp. Class A	18,650	596,241
Sirius XM Radio, Inc. (a)(d)	568,138	1,283,992
Virgin Media, Inc.	33,154	814,262
		5,596,530
Movies & Entertainment - 11.4%
News Corp. Class A	49,859	977,236
The Walt Disney Co.	120,422	5,191,393
Time Warner, Inc.	63,876	2,392,795
		8,561,424
TOTAL MEDIA		16,722,748
MULTILINE RETAIL - 3.6%
General Merchandise Stores - 3.6%
Dollar Tree, Inc. (a)	12,490	1,269,733
Target Corp.	25,303	1,466,056
		2,735,789
SPECIALTY RETAIL - 27.1%
Apparel Retail - 6.1%
Body Central Corp. (a)	6,400	194,368
Express, Inc. (a)	16,100	380,282
Limited Brands, Inc.	36,097	1,794,021
TJX Companies, Inc.	52,464	2,188,273
		4,556,944
Automotive Retail - 2.3%
Advance Auto Parts, Inc.	10,620	974,916
AutoZone, Inc. (a)	1,900	752,704
		1,727,620
Home Improvement Retail - 10.8%
Home Depot, Inc.	72,489	3,754,205
Lowe's Companies, Inc.	122,353	3,850,449
Lumber Liquidators Holdings, Inc. (a)	17,374	502,630
		8,107,284
Common Stocks - continued
	Shares	Value
SPECIALTY RETAIL - CONTINUED
Homefurnishing Retail - 4.8%
Bed Bath & Beyond, Inc. (a)	41,352	$ 2,910,767
Mattress Firm Holding Corp.	4,711	188,628
Pier 1 Imports, Inc.	26,400	453,552
		3,552,947
Specialty Stores - 3.1%
Sally Beauty Holdings, Inc. (a)	27,400	728,840
Tractor Supply Co.	11,135	1,095,795
Ulta Salon, Cosmetics & Fragrance, Inc.	5,950	524,671
		2,349,306
TOTAL SPECIALTY RETAIL		20,294,101
TEXTILES, APPAREL & LUXURY GOODS - 7.2%
Apparel, Accessories & Luxury Goods - 3.5%
G-III Apparel Group Ltd. (a)	6,800	182,580
PVH Corp.	8,633	766,610
Ralph Lauren Corp.	4,400	757,988
VF Corp.	5,800	881,890
		2,589,068
Footwear - 3.7%
Deckers Outdoor Corp. (a)(d)	9,405	479,749
NIKE, Inc. Class B	20,648	2,309,892
		2,789,641
TOTAL TEXTILES, APPAREL & LUXURY GOODS		5,378,709
TOTAL COMMON STOCKS (Cost $60,821,787)		73,943,299
Money Market Funds - 5.9%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	823,274	$ 823,274
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	3,587,050	3,587,050
TOTAL MONEY MARKET FUNDS (Cost $4,410,324)		4,410,324
TOTAL INVESTMENT PORTFOLIO - 104.6% (Cost $65,232,111)		78,353,623
NET OTHER ASSETS (LIABILITIES) - (4.6)%		(3,436,380)
NET ASSETS - 100%		$ 74,917,243
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 536
Fidelity Securities Lending Cash Central Fund	50,132
Total	$ 50,668
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $65,647,808. Net unrealized appreciation aggregated $12,705,815, of which $13,380,736 related to appreciated investment securities and $674,921 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

For

Fidelity Advisor® Electronics Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2012

1.800325.108

AFEL-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
BIOTECHNOLOGY - 0.0%
Biotechnology - 0.0%
Arrowhead Research Corp. warrants 5/21/17 (a)(e)	64,879	$ 1
COMMUNICATIONS EQUIPMENT - 3.6%
Communications Equipment - 3.6%
Acme Packet, Inc. (a)	2,200	61,754
Brocade Communications Systems, Inc. (a)	11,096	61,472
Cisco Systems, Inc.	4,097	82,555
Juniper Networks, Inc. (a)	3,500	75,005
Polycom, Inc. (a)	5,100	67,677
QUALCOMM, Inc.	6,632	423,387
		771,850
COMPUTERS & PERIPHERALS - 2.0%
Computer Hardware - 0.6%
Hewlett-Packard Co.	5,128	126,969
Computer Storage & Peripherals - 1.4%
SanDisk Corp. (a)	7,892	292,083
Synaptics, Inc. (a)	170	5,221
		297,304
TOTAL COMPUTERS & PERIPHERALS		424,273
ELECTRONIC EQUIPMENT & COMPONENTS - 8.1%
Electronic Components - 2.3%
Aeroflex Holding Corp. (a)	30,536	342,003
Amphenol Corp. Class A	130	7,558
Corning, Inc.	10,271	147,389
InvenSense, Inc.	210	3,377
		500,327
Electronic Manufacturing Services - 5.4%
Benchmark Electronics, Inc. (a)	8,921	141,665
Fabrinet (a)	1,388	23,346
Flextronics International Ltd. (a)	55,170	367,432
Jabil Circuit, Inc.	17,288	405,404
TE Connectivity Ltd.	1,470	53,596
TTM Technologies, Inc. (a)	14,769	152,564
Viasystems Group, Inc. (a)	12	267
		1,144,274
Technology Distributors - 0.4%
Avnet, Inc. (a)	200	7,216
Brightpoint, Inc. (a)	11,800	72,216
		79,432
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		1,724,033
INTERNET SOFTWARE & SERVICES - 0.3%
Internet Software & Services - 0.3%
Demand Media, Inc. (a)	7,148	59,400

	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 84.3%
Semiconductor Equipment - 6.9%
Advanced Energy Industries, Inc. (a)	15	$ 179
Amkor Technology, Inc. (a)(d)	29,548	152,763
Applied Materials, Inc.	3,314	39,735
ASML Holding NV	4,520	230,475
Cabot Microelectronics Corp.	60	2,063
Cohu, Inc.	20	220
Cymer, Inc. (a)	5,720	296,525
Entegris, Inc. (a)	11,151	98,686
KLA-Tencor Corp.	1,380	71,967
Lam Research Corp. (a)(d)	10,258	427,246
MEMC Electronic Materials, Inc. (a)	11,862	42,585
Nanometrics, Inc. (a)	430	6,669
Nova Measuring Instruments Ltd. (a)	280	2,472
Teradyne, Inc. (a)	30	516
Tessera Technologies, Inc.	7,124	111,419
		1,483,520
Semiconductors - 77.4%
Advanced Micro Devices, Inc. (a)	78,603	578,518
Alpha & Omega Semiconductor Ltd. (a)	9,457	93,530
Altera Corp.	23,893	849,874
Analog Devices, Inc.	3,410	132,922
Applied Micro Circuits Corp. (a)	7,583	42,313
Atmel Corp. (a)	23,987	212,765
Avago Technologies Ltd.	16,676	574,988
BCD Semiconductor Manufacturing Ltd. ADR (a)	21,295	123,511
Broadcom Corp. Class A	45,119	1,651,355
Cirrus Logic, Inc. (a)	7,830	214,385
Cree, Inc. (a)	2,200	67,980
CSR PLC	16,424	61,500
Cypress Semiconductor Corp.	17,681	274,056
Entropic Communications, Inc. (a)	11,300	47,799
Exar Corp. (a)	270	2,138
Fairchild Semiconductor International, Inc. (a)	23,032	326,363
First Solar, Inc. (a)	2,398	44,123
Freescale Semiconductor Holdings I Ltd. (d)	75,799	940,666
Inphi Corp. (a)	4,400	44,660
Intel Corp.	27,950	793,780
Intermolecular, Inc.	12,506	83,415
International Rectifier Corp. (a)	10,853	236,921
Intersil Corp. Class A	89,315	917,265
Linear Technology Corp.	40	1,308
LSI Corp. (a)	10,788	86,736
Marvell Technology Group Ltd. (a)	111,578	1,674,786
Maxim Integrated Products, Inc.	2,830	83,711
MediaTek, Inc.	6,000	52,067
Micron Technology, Inc. (a)	78,910	520,017
Motech Industries, Inc.	1	1
NVIDIA Corp. (a)	41,641	541,333
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
NXP Semiconductors NV (a)	30,029	$ 776,250
O2Micro International Ltd. sponsored ADR (a)	7,600	40,812
ON Semiconductor Corp. (a)	72,441	598,363
PMC-Sierra, Inc. (a)	38,773	274,125
RDA Microelectronics, Inc. sponsored ADR (a)	1,018	13,102
Renesas Electronics Corp. (a)	4,800	27,608
RF Micro Devices, Inc. (a)	24,657	106,765
Skyworks Solutions, Inc. (a)	18,526	502,796
Spansion, Inc. Class A (a)	24,695	297,822
Standard Microsystems Corp. (a)	700	18,536
STATS ChipPAC Ltd. (a)	132,000	49,061
STMicroelectronics NV (NY Shares) unit (d)	12,300	71,094
Texas Instruments, Inc.	76,155	2,432,389
Trident Microsystems, Inc. (a)	19	8
TriQuint Semiconductor, Inc. (a)	8,823	43,056
Volterra Semiconductor Corp. (a)	300	9,867
Xilinx, Inc.	90	3,274
		16,539,714
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		18,023,234
SOFTWARE - 0.0%
Systems Software - 0.0%
Symantec Corp. (a)	200	3,304
TOTAL COMMON STOCKS (Cost $24,085,835)		21,006,095
Money Market Funds - 6.8%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	441,317	$ 441,317
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	998,731	998,731
TOTAL MONEY MARKET FUNDS (Cost $1,440,048)		1,440,048
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $25,525,883)		22,446,143
NET OTHER ASSETS (LIABILITIES) - (5.1)%		(1,082,672)
NET ASSETS - 100%		$ 21,363,471
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Arrowhead Research Corp. warrants 5/21/17	5/18/07	$ 234,942
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 427
Fidelity Securities Lending Cash Central Fund	1,758
Total	$ 2,185
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 21,006,095	$ 20,978,486	$ 27,608	$ 1
Money Market Funds	1,440,048	1,440,048	-	-
Total Investments in Securities:	$ 22,446,143	$ 22,418,534	$ 27,608	$ 1
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $25,813,815. Net unrealized depreciation aggregated $3,367,672, of which $416,960 related to appreciated investment securities and $3,784,632 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Real Estate Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2012

1.800329.108

ARE-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 96.8%
	Shares	Value
HEALTH CARE PROVIDERS & SERVICES - 2.0%
Health Care Facilities - 2.0%
Brookdale Senior Living, Inc. (a)	201,573	$ 3,831,903
Emeritus Corp. (a)	366,665	6,306,638
Sunrise Senior Living, Inc. (a)(d)	289,092	1,815,498
TOTAL HEALTH CARE FACILITIES		11,954,039
REAL ESTATE INVESTMENT TRUSTS - 93.7%
REITs - Apartments - 17.5%
AvalonBay Communities, Inc.	42,582	6,191,423
Camden Property Trust (SBI)	360,684	24,407,486
Education Realty Trust, Inc.	1,139,412	12,841,173
Equity Residential (SBI)	431,035	26,482,790
Essex Property Trust, Inc.	143,522	22,672,170
Post Properties, Inc.	246,912	12,024,614
TOTAL REITS - APARTMENTS		104,619,656
REITs - Health Care Facilities - 10.3%
HCP, Inc.	387,274	16,052,507
Health Care REIT, Inc.	86,635	4,908,739
Ventas, Inc.	692,269	40,698,495
TOTAL REITS - HEALTH CARE FACILITIES		61,659,741
REITs - Hotels - 5.1%
Chesapeake Lodging Trust	455,298	8,240,894
Host Hotels & Resorts, Inc.	581,934	9,683,382
LaSalle Hotel Properties (SBI)	251,800	7,405,438
Sunstone Hotel Investors, Inc. (a)	522,691	5,331,448
TOTAL REITS - HOTELS		30,661,162
REITs - Industrial Buildings - 13.7%
DCT Industrial Trust, Inc.	763,700	4,528,741
First Potomac Realty Trust	80,000	995,200
Prologis, Inc.	976,957	34,955,521
Public Storage	273,821	39,227,596
Stag Industrial, Inc.	144,800	2,015,616
TOTAL REITS - INDUSTRIAL BUILDINGS		81,722,674
Common Stocks - continued
	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - CONTINUED
REITs - Malls - 16.9%
CBL & Associates Properties, Inc.	773,354	$ 14,407,585
Simon Property Group, Inc.	501,500	78,033,399
The Macerich Co.	140,246	8,634,946
TOTAL REITS - MALLS		101,075,930
REITs - Management/Investment - 5.0%
Digital Realty Trust, Inc. (d)	373,850	28,072,397
Lexington Corporate Properties Trust	163,000	1,450,700
TOTAL REITS - MANAGEMENT/INVESTMENT		29,523,097
REITs - Mobile Home Parks - 0.8%
Sun Communities, Inc.	107,900	4,720,625
REITs - Office Buildings - 14.4%
Boston Properties, Inc.	276,049	29,882,304
Douglas Emmett, Inc.	700,000	16,268,000
Highwoods Properties, Inc. (SBI)	391,525	13,597,663
SL Green Realty Corp.	319,165	26,311,963
TOTAL REITS - OFFICE BUILDINGS		86,059,930
REITs - Shopping Centers - 10.0%
Acadia Realty Trust (SBI)	523,900	12,144,002
Cedar Shopping Centers, Inc.	249,300	1,301,346
DDR Corp.	753,742	11,155,382
Equity One, Inc.	719,063	14,942,129
Excel Trust, Inc.	152,925	1,833,571
Glimcher Realty Trust	426,366	4,216,760
Kite Realty Group Trust	490,131	2,504,569
Vornado Realty Trust	138,188	11,862,058
TOTAL REITS - SHOPPING CENTERS		59,959,817
TOTAL REAL ESTATE INVESTMENT TRUSTS		560,002,632
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.1%
Real Estate Operating Companies - 1.1%
Brookfield Properties Corp.	69,630	$ 1,261,130
Forest City Enterprises, Inc. Class A (a)	353,467	5,637,799
TOTAL REAL ESTATE OPERATING COMPANIES		6,898,929
TOTAL COMMON STOCKS (Cost $448,438,907)		578,855,600
Money Market Funds - 4.6%

Fidelity Cash Central Fund, 0.14% (b)	19,690,049	19,690,049
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	7,580,849	7,580,849
TOTAL MONEY MARKET FUNDS (Cost $27,270,898)		27,270,898
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $475,709,805)		606,126,498
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(8,346,791)
NET ASSETS - 100%		$ 597,779,707
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 16,732
Fidelity Securities Lending Cash Central Fund	174,969
Total	$ 191,701
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $481,972,327. Net unrealized appreciation aggregated $124,154,171, of which $131,056,018 related to appreciated investment securities and $6,901,847 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Financial Services Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2012

1.800326.108

AFFS-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 92.8%
	Shares	Value
CAPITAL MARKETS - 14.4%
Asset Management & Custody Banks - 10.2%
A.F.P. Provida SA sponsored ADR	3,600	$ 288,000
Affiliated Managers Group, Inc. (a)	3,082	350,177
Ameriprise Financial, Inc.	200	10,842
Apollo Global Management LLC Class A	107,239	1,376,949
Bank of New York Mellon Corp.	117,084	2,769,037
BlackRock, Inc. Class A	556	106,518
Cetip SA	42,400	653,300
Fortress Investment Group LLC	43,600	156,088
Franklin Resources, Inc.	20,283	2,545,719
Invesco Ltd.	538	13,364
Julius Baer Group Ltd.	300	11,487
Legg Mason, Inc.	853	22,238
Northern Trust Corp.	5,907	281,114
State Street Corp.	5,953	275,148
The Blackstone Group LP	174,159	2,361,596
		11,221,577
Diversified Capital Markets - 0.5%
Credit Suisse Group sponsored ADR	472	11,002
HFF, Inc. (a)	5,900	96,406
UBS AG (NY Shares)	31,133	385,115
		492,523
Investment Banking & Brokerage - 3.7%
Charles Schwab Corp.	900	12,870
E*TRADE Financial Corp. (a)	1,059	11,257
Evercore Partners, Inc. Class A	68,600	1,813,098
GFI Group, Inc.	320,278	1,056,917
Goldman Sachs Group, Inc.	123	14,163
Greenhill & Co., Inc.	600	23,310
Investment Technology Group, Inc. (a)	1,125	11,475
Lazard Ltd. Class A	443	12,187
Macquarie Group Ltd.	393	11,960
Monex Beans Holdings, Inc.	32	6,355
Morgan Stanley	64,050	1,106,784
Nomura Holdings, Inc. sponsored ADR	2,800	11,396
		4,091,772
TOTAL CAPITAL MARKETS		15,805,872
COMMERCIAL BANKS - 18.1%
Diversified Banks - 6.7%
Banco ABC Brasil SA	9,500	59,308
Banco Bradesco SA (PN) sponsored ADR	700	11,221
Banco de Chile sponsored ADR	100	9,362
Banco Macro SA sponsored ADR	600	9,252
Banco Pine SA	228	1,561
Banco Santander Chile sponsored ADR	100	8,181
Banco Santander SA (Spain) sponsored ADR (d)	1,700	10,761
Banco Santander SA (Brasil) ADR	1,410	11,379
BanColombia SA sponsored ADR	41,195	2,794,257
Bangkok Bank Public Co. Ltd. (For. Reg.)	15,900	100,296

	Shares	Value
Bank of Baroda	5,117	$ 74,804
Bank of the Philippine Islands (BPI)	15,110	26,411
Barclays PLC sponsored ADR	783	11,150
BBVA Banco Frances SA sponsored ADR	2,300	11,201
BNP Paribas SA	202	8,116
China CITIC Bank Corp. Ltd. (H Shares)	25,000	15,918
Comerica, Inc.	7,700	246,554
CorpBanca SA sponsored ADR	550	11,061
Credicorp Ltd. (NY Shares)	1,528	200,030
Credit Agricole SA	200	1,028
Development Credit Bank Ltd. (a)	27,538	23,844
Grupo Financiero Galicia SA sponsored ADR (d)	1,800	10,062
Guaranty Trust Bank PLC GDR (Reg. S)	5,300	30,475
Hana Financial Group, Inc.	2,410	82,848
Hong Leong Bank Bhd	3,400	13,733
HSBC Holdings PLC sponsored ADR	300	13,551
ICICI Bank Ltd. sponsored ADR	333	11,285
Industrial & Commercial Bank of China Ltd. (H Shares)	6,000	4,006
Intesa Sanpaolo SpA	8,105	12,264
Itau Unibanco Banco Multiplo SA sponsored ADR	619	9,712
KB Financial Group, Inc.	2,210	74,771
Malayan Banking Bhd	30,757	87,732
National Australia Bank Ltd.	254	6,677
Nordea Bank AB	1,200	10,642
PT Bank Bukopin Tbk	3,452,000	274,192
PT Bank Central Asia Tbk	13,500	11,751
Raiffeisen International Bank-Holding AG	1,300	43,170
Sberbank (Savings Bank of the Russian Federation) sponsored ADR	1,100	14,201
Standard Chartered PLC (United Kingdom)	1,488	36,373
Sumitomo Mitsui Financial Group, Inc.	1,300	41,601
Swedbank AB (A Shares)	900	14,905
The Jammu & Kashmir Bank Ltd.	7,298	130,412
The Toronto-Dominion Bank	6,400	540,963
U.S. Bancorp	17,213	553,742
UniCredit SpA	630	2,507
United Overseas Bank Ltd.	1,000	15,554
Wells Fargo & Co.	49,137	1,642,650
Yes Bank Ltd.	1,839	12,211
		7,347,685
Regional Banks - 11.4%
Alerus Financial Corp.	435	11,201
Banco Daycoval SA (PN)	16,000	78,819
Bancorp New Jersey, Inc.	100	925
BancTrust Financial Group, Inc. (a)	28,700	60,557
Bank of Hawaii Corp.	300	14,667
Bank of the Ozarks, Inc.	316	9,764
BB&T Corp.	870	27,875
Boston Private Financial Holdings, Inc.	2,200	20,504
Common Stocks - continued
	Shares	Value
COMMERCIAL BANKS - CONTINUED
Regional Banks - continued
Bridge Capital Holdings (a)	48,490	$ 741,412
BS Financial Group, Inc.	44,340	457,083
Canadian Western Bank, Edmonton (d)	5,100	148,134
Cascade Bancorp (a)	900	5,121
CIT Group, Inc. (a)	7,654	289,704
Citizens & Northern Corp.	520	9,849
City Holding Co.	500	16,675
City National Corp.	300	15,978
CNB Financial Corp., Pennsylvania	803	13,201
CoBiz, Inc.	125,700	785,625
Cullen/Frost Bankers, Inc.	100	5,896
Fifth Third Bancorp	153,500	2,184,305
First Business Finance Services, Inc.	500	11,355
First Commonwealth Financial Corp.	15,322	98,520
First Interstate Bancsystem, Inc.	68,712	968,152
First Midwest Bancorp, Inc., Delaware	1,200	12,780
First Republic Bank (a)	16,981	560,882
FirstMerit Corp.	800	13,440
FNB Corp., Pennsylvania	1,100	12,485
Glacier Bancorp, Inc.	924	13,768
Huntington Bancshares, Inc.	149,912	1,002,911
KeyCorp	1,500	12,060
NBT Bancorp, Inc.	200	4,110
Northrim Bancorp, Inc.	2,269	49,782
Pacific Continental Corp.	19,828	176,271
PNC Financial Services Group, Inc.	33,030	2,190,550
PrivateBancorp, Inc.	900	14,157
PT Bank Tabungan Negara Tbk	1,054,000	158,263
Regions Financial Corp.	42,157	284,138
Sandy Spring Bancorp, Inc.	200	3,602
Savannah Bancorp, Inc. (a)	8,798	44,870
SCBT Financial Corp.	800	27,512
SunTrust Banks, Inc.	24,092	584,954
Susquehanna Bancshares, Inc.	31,714	328,874
SVB Financial Group (a)	312	19,996
Synovus Financial Corp.	23,182	48,682
TCF Financial Corp.	1,137	13,041
Texas Capital Bancshares, Inc. (a)	2,300	86,733
UMB Financial Corp.	2,300	110,515
Umpqua Holdings Corp.	100	1,324
Valley National Bancorp	2,908	36,641
Virginia Commerce Bancorp, Inc. (a)	3,000	23,490
Washington Trust Bancorp, Inc.	5,544	131,226
Webster Financial Corp.	13,600	309,128
Westamerica Bancorp.	100	4,587

	Shares	Value
Western Alliance Bancorp. (a)	39,600	$ 347,688
Zions Bancorporation	84	1,713
		12,605,495
TOTAL COMMERCIAL BANKS		19,953,180
COMMERCIAL SERVICES & SUPPLIES - 0.0%
Diversified Support Services - 0.0%
Intrum Justitia AB	1,000	15,177
CONSUMER FINANCE - 3.2%
Consumer Finance - 3.2%
American Express Co.	223	13,427
Capital One Financial Corp.	35,486	1,968,763
Discover Financial Services	500	16,950
EZCORP, Inc. (non-vtg.) Class A (a)	15,066	403,618
First Cash Financial Services, Inc. (a)	3,390	138,854
Green Dot Corp. Class A (a)(d)	6,472	170,796
International Personal Finance PLC	176	765
Nelnet, Inc. Class A	700	18,074
Netspend Holdings, Inc. (a)	1,331	10,156
PT Clipan Finance Indonesia Tbk	338,000	17,837
Regional Management Corp.	9,500	160,645
SLM Corp.	38,165	565,987
		3,485,872
DIVERSIFIED CONSUMER SERVICES - 0.0%
Specialized Consumer Services - 0.0%
Sotheby's Class A (Ltd. vtg.)	350	13,762
DIVERSIFIED FINANCIAL SERVICES - 12.1%
Other Diversified Financial Services - 7.3%
Bank of America Corp.	79,143	641,850
Citigroup, Inc.	115,575	3,818,598
JPMorgan Chase & Co.	81,640	3,508,887
		7,969,335
Specialized Finance - 4.8%
BM&F Bovespa SA	1,900	10,685
CBOE Holdings, Inc. (d)	53,775	1,421,811
CME Group, Inc.	86	22,861
IntercontinentalExchange, Inc. (a)	84	11,175
MarketAxess Holdings, Inc.	900	30,879
Moody's Corp.	4,831	197,829
NYSE Euronext	400	10,300
PHH Corp. (a)(d)	93,082	1,442,771
The NASDAQ Stock Market, Inc.	87,174	2,141,865
		5,290,176
TOTAL DIVERSIFIED FINANCIAL SERVICES		13,259,511
ENERGY EQUIPMENT & SERVICES - 0.0%
Oil & Gas Equipment & Services - 0.0%
SBM Offshore NV	1,200	21,803
Common Stocks - continued
	Shares	Value
HOTELS, RESTAURANTS & LEISURE - 0.7%
Casinos & Gaming - 0.7%
Boyd Gaming Corp. (a)	94,400	$ 725,936
Las Vegas Sands Corp.	227	12,596
MGM Mirage, Inc. (a)	915	12,279
Wynn Resorts Ltd.	71	9,471
		760,282
Hotels, Resorts & Cruise Lines - 0.0%
Starwood Hotels & Resorts Worldwide, Inc.	200	11,840
TOTAL HOTELS, RESTAURANTS & LEISURE		772,122
HOUSEHOLD DURABLES - 0.3%
Homebuilding - 0.3%
M.D.C. Holdings, Inc.	9,800	275,478
PulteGroup, Inc. (a)	1,400	13,776
		289,254
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Keppel Corp. Ltd.	1,000	8,928
INSURANCE - 11.0%
Insurance Brokers - 0.4%
Aon PLC	300	15,540
Brasil Insurance Participacoes e Administracao SA	16,500	180,482
Marsh & McLennan Companies, Inc.	6,800	227,460
National Financial Partners Corp. (a)	800	11,800
		435,282
Life & Health Insurance - 2.3%
AFLAC, Inc.	204	9,188
Citizens, Inc. Class A (a)	2,100	20,181
CNO Financial Group, Inc. (a)	1,900	13,813
Delta Lloyd NV	800	13,487
FBL Financial Group, Inc. Class A	400	11,648
Lincoln National Corp.	13,700	339,349
MetLife, Inc.	40,135	1,446,064
Phoenix Companies, Inc. (a)	5,700	11,970
Ping An Insurance Group Co. China Ltd. (H Shares)	3,000	25,095
Prudential Financial, Inc.	9,200	556,968
Resolution Ltd.	2,800	10,171
StanCorp Financial Group, Inc.	300	11,514
Symetra Financial Corp.	1,100	13,376
Torchmark Corp.	300	14,613
Unum Group	600	14,244
		2,511,681
Multi-Line Insurance - 1.7%
American International Group, Inc. (a)	12,511	425,749
Assurant, Inc.	21,529	868,480

	Shares	Value
Fairfax Financial Holdings Ltd. (sub. vtg.)	200	$ 82,003
Genworth Financial, Inc. Class A (a)	45,050	270,751
Hartford Financial Services Group, Inc.	3,600	73,980
Loews Corp.	1,900	78,147
Porto Seguro SA	2,200	21,687
		1,820,797
Property & Casualty Insurance - 4.1%
ACE Ltd.	43,240	3,284,943
Allied World Assurance Co. Holdings Ltd.	1,300	93,548
Allstate Corp.	6,200	206,646
Assured Guaranty Ltd.	700	9,926
Axis Capital Holdings Ltd.	7,600	258,552
Berkshire Hathaway, Inc. Class B (a)	149	11,987
Erie Indemnity Co. Class A	163	12,535
Fidelity National Financial, Inc. Class A	715	13,778
First American Financial Corp.	8,300	139,025
The Travelers Companies, Inc.	100	6,432
W.R. Berkley Corp.	2,500	94,150
XL Group PLC Class A	19,144	411,787
		4,543,309
Reinsurance - 2.5%
Arch Capital Group Ltd. (a)	7,900	310,312
Everest Re Group Ltd.	4,600	455,860
Montpelier Re Holdings Ltd.	700	14,364
Platinum Underwriters Holdings Ltd.	9,300	340,566
RenaissanceRe Holdings Ltd.	7,250	565,935
Swiss Re Ltd.	8,222	515,489
Validus Holdings Ltd.	16,800	546,000
		2,748,526
TOTAL INSURANCE		12,059,595
INTERNET SOFTWARE & SERVICES - 0.0%
Internet Software & Services - 0.0%
eBay, Inc. (a)	309	12,684
IT SERVICES - 6.9%
Data Processing & Outsourced Services - 6.9%
Alliance Data Systems Corp. (a)	43	5,525
Cielo SA	480	14,404
Fidelity National Information Services, Inc.	600	20,202
Fiserv, Inc. (a)	233	16,378
Global Cash Access Holdings, Inc. (a)	15,700	132,665
Jack Henry & Associates, Inc.	34,800	1,181,808
Lender Processing Services, Inc.	100	2,655
MoneyGram International, Inc. (a)	700	11,788
Redecard SA	126,010	2,122,037
The Western Union Co.	106,091	1,949,953
Total System Services, Inc.	79,975	1,881,012
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
Data Processing & Outsourced Services - continued
VeriFone Systems, Inc. (a)	5,705	$ 271,786
Visa, Inc. Class A	100	12,298
		7,622,511
IT Consulting & Other Services - 0.0%
Accenture PLC Class A	200	12,990
Cognizant Technology Solutions Corp. Class A (a)	149	10,925
		23,915
TOTAL IT SERVICES		7,646,426
MACHINERY - 0.0%
Industrial Machinery - 0.0%
Middleby Corp. (a)	500	50,735
MEDIA - 0.3%
Publishing - 0.3%
McGraw-Hill Companies, Inc.	6,800	334,356
PROFESSIONAL SERVICES - 0.2%
Research & Consulting Services - 0.2%
Equifax, Inc.	370	16,953
IHS, Inc. Class A (a)	2,575	260,255
		277,208
REAL ESTATE INVESTMENT TRUSTS - 23.2%
Diversified REITs - 0.1%
American Assets Trust, Inc.	4,600	108,146
Vornado Realty Trust	200	17,168
		125,314
Industrial REITs - 0.9%
DCT Industrial Trust, Inc.	45,500	269,815
First Potomac Realty Trust	700	8,708
Prologis, Inc.	19,194	686,761
Stag Industrial, Inc.	1,100	15,312
		980,596
Mortgage REITs - 1.4%
American Capital Agency Corp.	21,375	667,755
American Capital Mortgage Investment Corp.	1,700	38,641
Invesco Mortgage Capital, Inc.	31,800	560,952
Pennymac Mortgage Investment Trust	700	14,203
Two Harbors Investment Corp.	22,200	232,212
		1,513,763
Office REITs - 4.1%
Boston Properties, Inc.	15,400	1,667,050
Corporate Office Properties Trust (SBI)	400	9,420
Douglas Emmett, Inc.	48,512	1,127,419
Highwoods Properties, Inc. (SBI)	7,080	245,888
Kilroy Realty Corp.	3,100	147,095

	Shares	Value
Lexington Corporate Properties Trust (d)	149,800	$ 1,333,220
MPG Office Trust, Inc. (a)	5,300	11,183
SL Green Realty Corp.	200	16,488
		4,557,763
Residential REITs - 3.9%
American Campus Communities, Inc.	13,749	611,143
Apartment Investment & Management Co. Class A	541	14,688
AvalonBay Communities, Inc.	79	11,487
BRE Properties, Inc.	500	26,250
Camden Property Trust (SBI)	11,550	781,589
Campus Crest Communities, Inc.	1,100	12,815
Colonial Properties Trust (SBI)	28,800	644,256
Equity Lifestyle Properties, Inc.	5,600	391,664
Equity Residential (SBI)	11,600	712,704
Essex Property Trust, Inc.	200	31,594
Home Properties, Inc.	3,000	183,150
Post Properties, Inc.	11,585	564,190
UDR, Inc.	9,548	251,399
		4,236,929
Retail REITs - 1.0%
Federal Realty Investment Trust (SBI)	1,903	191,556
Glimcher Realty Trust	400	3,956
Kimco Realty Corp.	700	13,587
Realty Income Corp.	8,550	336,357
Simon Property Group, Inc.	3,638	566,073
Urstadt Biddle Properties, Inc. Class A	1,300	25,012
		1,136,541
Specialized REITs - 11.8%
American Tower Corp.	300	19,674
Big Yellow Group PLC	807,445	3,884,509
CubeSmart	1,000	12,560
DiamondRock Hospitality Co.	27,200	289,136
HCP, Inc.	60,100	2,491,145
Health Care REIT, Inc.	23,700	1,342,842
Host Hotels & Resorts, Inc.	13,200	219,648
National Health Investors, Inc.	5,400	267,138
Plum Creek Timber Co., Inc.	600	25,224
Potlatch Corp.	1,300	40,690
Public Storage	2,034	291,391
Rayonier, Inc.	11,500	521,525
Strategic Hotel & Resorts, Inc. (a)	214,684	1,461,998
Sunstone Hotel Investors, Inc. (a)	13,700	139,740
Ventas, Inc.	27,098	1,593,091
Weyerhaeuser Co.	16,000	325,760
		12,926,071
TOTAL REAL ESTATE INVESTMENT TRUSTS		25,476,977
Common Stocks - continued
	Shares	Value
REAL ESTATE MANAGEMENT & DEVELOPMENT - 1.3%
Diversified Real Estate Activities - 1.0%
Tejon Ranch Co. (a)	4,964	$ 148,225
The St. Joe Co. (a)(d)	54,918	979,188
		1,127,413
Real Estate Development - 0.0%
Bukit Sembawang Estates Ltd.	7,000	26,583
Real Estate Operating Companies - 0.1%
BR Malls Participacoes SA	700	8,696
Castellum AB	927	11,731
Forest City Enterprises, Inc. Class A (a)	6,300	100,485
Thomas Properties Group, Inc.	2,262	11,039
		131,951
Real Estate Services - 0.2%
CBRE Group, Inc. (a)	5,987	112,615
Jones Lang LaSalle, Inc.	116	9,273
Kennedy-Wilson Holdings, Inc.	2,000	28,120
		150,008
TOTAL REAL ESTATE MANAGEMENT & DEVELOPMENT		1,435,955
SOFTWARE - 0.0%
Application Software - 0.0%
EPIQ Systems, Inc.	500	5,680
Fair Isaac Corp.	100	4,290
		9,970
SPECIALTY RETAIL - 1.0%
Computer & Electronics Retail - 1.0%
Rent-A-Center, Inc.	31,294	1,070,568
Home Improvement Retail - 0.0%
Home Depot, Inc.	300	15,537
TOTAL SPECIALTY RETAIL		1,086,105
THRIFTS & MORTGAGE FINANCE - 0.1%
Thrifts & Mortgage Finance - 0.1%
BankUnited, Inc.	500	12,300

	Shares	Value
Brookline Bancorp, Inc., Delaware	800	$ 7,184
Cape Bancorp, Inc. (a)	1,400	11,396
Cheviot Financial Corp.	4,910	42,570
Hudson City Bancorp, Inc.	800	5,648
People's United Financial, Inc.	1,100	13,574
		92,672
TOTAL COMMON STOCKS (Cost $102,969,588)		102,108,164
Investment Companies - 0.2%

Ares Capital Corp. (Cost $262,232)	15,600	250,224
Money Market Funds - 8.4%

Fidelity Cash Central Fund, 0.14% (b)	7,000,945	7,000,945
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	2,202,542	2,202,542
TOTAL MONEY MARKET FUNDS (Cost $9,203,487)		9,203,487
TOTAL INVESTMENT PORTFOLIO - 101.4% (Cost $112,435,307)		111,561,875
NET OTHER ASSETS (LIABILITIES) - (1.4)%		(1,584,900)
NET ASSETS - 100%		$ 109,976,975
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,268
Fidelity Securities Lending Cash Central Fund	20,231
Total	$ 23,499
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 102,108,164	$ 101,985,437	$ 122,727	$ -
Investment Companies	250,224	250,224	-	-
Money Market Funds	9,203,487	9,203,487	-	-
Total Investments in Securities:	$ 111,561,875	$ 111,439,148	$ 122,727	$ -
Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $113,835,475. Net unrealized depreciation aggregated $2,273,600, of which $3,529,157 related to appreciated investment securities and $5,802,757 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Health Care Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2012

1.800327.108

AFHC-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.2%
	Shares	Value
BIOTECHNOLOGY - 25.8%
Biotechnology - 25.8%
Achillion Pharmaceuticals, Inc. (a)(d)	210,600	$ 1,400,490
Acorda Therapeutics, Inc. (a)	100,127	2,527,205
Alexion Pharmaceuticals, Inc. (a)	82,598	7,460,251
AMAG Pharmaceuticals, Inc. (a)	32,589	510,344
Amgen, Inc.	456,865	32,487,669
Anthera Pharmaceuticals, Inc. (a)	300,000	468,000
ARIAD Pharmaceuticals, Inc. (a)	150,900	2,459,670
AVEO Pharmaceuticals, Inc. (a)	117,282	1,348,744
Biogen Idec, Inc. (a)	92,079	12,339,507
BioMarin Pharmaceutical, Inc. (a)	304,540	10,567,538
Discovery Laboratories, Inc. (a)	297,319	915,743
Dynavax Technologies Corp. (a)	822,100	4,118,721
Gilead Sciences, Inc. (a)	435,367	22,643,438
Grifols SA ADR	218,500	2,067,010
Infinity Pharmaceuticals, Inc. (a)	108,600	1,466,100
Medivation, Inc. (a)	35,070	2,836,462
Merrimack Pharmaceuticals, Inc.	8,300	65,570
Merrimack Pharmaceuticals, Inc. (e)	80,373	571,452
Neurocrine Biosciences, Inc. (a)	197,518	1,467,559
NPS Pharmaceuticals, Inc. (a)	217,900	1,560,164
Seattle Genetics, Inc. (a)(d)	111,357	2,201,528
Synageva BioPharma Corp. (a)	136,700	5,191,866
Targacept, Inc. (a)	217,115	1,031,296
Theravance, Inc. (a)(d)	120,500	2,607,620
United Therapeutics Corp. (a)	87,404	3,823,925
Vical, Inc. (a)	279,000	870,480
ZIOPHARM Oncology, Inc. (a)	105,300	501,228
		125,509,580
DIVERSIFIED CONSUMER SERVICES - 0.4%
Specialized Consumer Services - 0.4%
Carriage Services, Inc.	221,955	1,664,663
FOOD & STAPLES RETAILING - 2.3%
Drug Retail - 2.3%
CVS Caremark Corp.	46,400	2,070,368
Drogasil SA	464,000	4,999,900
Rite Aid Corp. (a)	652,800	946,560
Walgreen Co.	89,500	3,137,870
		11,154,698
HEALTH CARE EQUIPMENT & SUPPLIES - 11.2%
Health Care Equipment - 10.0%
Boston Scientific Corp. (a)	1,748,101	10,943,112
C.R. Bard, Inc.	53,000	5,244,880
Conceptus, Inc. (a)	123,900	2,325,603
CONMED Corp.	56,000	1,601,040
Covidien PLC	239,054	13,202,952
Cyberonics, Inc. (a)	52,820	2,023,006
HeartWare International, Inc. (a)(d)	40,700	3,172,972

	Shares	Value
Insulet Corp. (a)	60,000	$ 1,071,600
Opto Circuits India Ltd.	278,968	985,777
William Demant Holding A/S (a)	25,263	2,384,829
Wright Medical Group, Inc. (a)	220,900	4,115,367
Zeltiq Aesthetics, Inc. (d)	91,500	569,130
Zimmer Holdings, Inc.	16,300	1,025,759
		48,666,027
Health Care Supplies - 1.2%
The Cooper Companies, Inc.	65,550	5,779,544
TOTAL HEALTH CARE EQUIPMENT & SUPPLIES		54,445,571
HEALTH CARE PROVIDERS & SERVICES - 29.9%
Health Care Distributors & Services - 1.5%
Amplifon SpA	378,325	2,074,424
McKesson Corp.	54,620	4,992,814
		7,067,238
Health Care Facilities - 1.3%
Emeritus Corp. (a)	97,675	1,680,010
Hanger Orthopedic Group, Inc. (a)	65,665	1,546,411
LCA-Vision, Inc. (a)	196,700	1,455,580
Sunrise Senior Living, Inc. (a)(d)	291,509	1,830,677
		6,512,678
Health Care Services - 11.9%
Accretive Health, Inc. (a)(d)	124,845	1,255,941
Catalyst Health Solutions, Inc. (a)	136,200	11,763,594
Express Scripts Holding Co. (a)	313,386	17,483,805
Fresenius Medical Care AG & Co. KGaA	61,213	4,347,177
HMS Holdings Corp. (a)	87,400	2,102,844
Laboratory Corp. of America Holdings (a)	43,470	3,820,578
MEDNAX, Inc. (a)	76,500	5,373,360
Omnicare, Inc.	152,326	5,307,038
Quest Diagnostics, Inc.	109,248	6,302,517
		57,756,854
Managed Health Care - 15.2%
Aetna, Inc.	65,100	2,867,004
Centene Corp. (a)	32,600	1,290,634
Health Net, Inc. (a)	221,800	7,898,298
Humana, Inc.	163,355	13,179,481
UnitedHealth Group, Inc.	533,023	29,929,241
Universal American Spin Corp. (a)	53,300	489,294
WellPoint, Inc.	270,000	18,311,400
		73,965,352
TOTAL HEALTH CARE PROVIDERS & SERVICES		145,302,122
HEALTH CARE TECHNOLOGY - 4.0%
Health Care Technology - 4.0%
athenahealth, Inc. (a)(d)	66,800	4,839,660
Cerner Corp. (a)	61,100	4,954,599
Epocrates, Inc. (a)	107,000	870,980
Common Stocks - continued
	Shares	Value
HEALTH CARE TECHNOLOGY - CONTINUED
Health Care Technology - continued
HealthStream, Inc. (a)	44,100	$ 1,010,772
SXC Health Solutions Corp. (a)	87,900	7,971,736
		19,647,747
LIFE SCIENCES TOOLS & SERVICES - 1.5%
Life Sciences Tools & Services - 1.5%
Furiex Pharmaceuticals, Inc. (a)	61,500	883,755
Illumina, Inc. (a)	141,071	6,281,892
		7,165,647
PERSONAL PRODUCTS - 0.6%
Personal Products - 0.6%
Prestige Brands Holdings, Inc. (a)	171,172	2,908,212
PHARMACEUTICALS - 21.2%
Pharmaceuticals - 21.2%
Akorn, Inc. (a)	110,600	1,341,578
Cadence Pharmaceuticals, Inc. (a)(d)	284,462	1,049,665
Cardiome Pharma Corp. (a)	373,800	209,328
Elan Corp. PLC sponsored ADR (a)	327,800	4,520,362
Eli Lilly & Co.	147,500	6,105,025
Endo Pharmaceuticals Holdings, Inc. (a)	185,700	6,525,498
GlaxoSmithKline PLC sponsored ADR	207,200	9,578,856
Meda AB (A Shares)	178,100	1,760,926
Merck & Co., Inc.	391,395	15,358,340
Optimer Pharmaceuticals, Inc. (a)(d)	171,954	2,544,919
Pacira Pharmaceuticals, Inc. (a)	62,200	697,262
Pfizer, Inc.	682,788	15,656,329
Sanofi SA sponsored ADR (d)	240,800	9,193,744
Shire PLC sponsored ADR	72,700	7,092,612
Valeant Pharmaceuticals International, Inc. (Canada) (a)	153,304	8,528,529
ViroPharma, Inc. (a)	207,900	4,521,825
Watson Pharmaceuticals, Inc. (a)	104,500	7,875,120
XenoPort, Inc. (a)	118,900	543,373
		103,103,291
PROFESSIONAL SERVICES - 1.3%
Research & Consulting Services - 1.3%
Advisory Board Co. (a)	37,800	3,445,848
Qualicorp SA	349,000	3,039,320
		6,485,168
TOTAL COMMON STOCKS (Cost $396,541,318)		477,386,699
Convertible Preferred Stocks - 0.4%
	Shares	Value
HEALTH CARE TECHNOLOGY - 0.4%
Health Care Technology - 0.4%
Castlight Health, Inc. (a)(e) (Cost $2,033,113)	336,800	$ 2,033,113
Money Market Funds - 5.3%

Fidelity Cash Central Fund, 0.14% (b)	6,149,988	6,149,988
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	19,864,975	19,864,975
TOTAL MONEY MARKET FUNDS (Cost $26,014,963)		26,014,963
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $424,589,394)		505,434,775
NET OTHER ASSETS (LIABILITIES) - (3.9)%		(19,149,755)
NET ASSETS - 100%		$ 486,285,020
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,604,565 or 0.5% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Castlight Health, Inc.	4/25/12	$ 2,033,113
Merrimack Pharmaceuticals, Inc.	3/31/11	$ 562,611
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 14,358
Fidelity Securities Lending Cash Central Fund	64,918
Total	$ 79,276
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 477,386,699	$ 472,468,070	$ 4,918,629	$ -
Convertible Preferred Stocks	2,033,113	-	-	2,033,113
Money Market Funds	26,014,963	26,014,963	-	-
Total Investments in Securities:	$ 505,434,775	$ 498,483,033	$ 4,918,629	$ 2,033,113
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 562,611
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	2,033,113
Proceeds of Sales	(562,611)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 2,033,113
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $426,241,950. Net unrealized appreciation aggregated $79,192,825, of which $92,712,858 related to appreciated investment securities and $13,520,033 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor ® Industrials Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2012

1.800323.108

AFCY-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.5%
	Shares	Value
AEROSPACE & DEFENSE - 13.0%
Aerospace & Defense - 13.0%
Esterline Technologies Corp. (a)	38,417	$ 2,631,180
Honeywell International, Inc.	214,158	12,990,824
Rockwell Collins, Inc.	70,797	3,956,844
Textron, Inc.	364,028	9,697,706
United Technologies Corp.	315,723	25,775,626
		55,052,180
AIR FREIGHT & LOGISTICS - 3.7%
Air Freight & Logistics - 3.7%
United Parcel Service, Inc. Class B	201,450	15,741,303
BUILDING PRODUCTS - 2.4%
Building Products - 2.4%
Armstrong World Industries, Inc.	70,978	3,125,871
Owens Corning (a)	204,986	7,041,269
		10,167,140
COMMERCIAL SERVICES & SUPPLIES - 2.6%
Environmental & Facility Services - 1.6%
Republic Services, Inc.	242,732	6,643,575
Office Services & Supplies - 0.7%
Mine Safety Appliances Co.	53,011	2,250,847
Pitney Bowes, Inc. (d)	48,300	827,379
		3,078,226
Security & Alarm Services - 0.3%
Corrections Corp. of America (a)	44,801	1,294,301
TOTAL COMMERCIAL SERVICES & SUPPLIES		11,016,102
CONSTRUCTION & ENGINEERING - 4.7%
Construction & Engineering - 4.7%
AECOM Technology Corp. (a)	164,936	3,640,138
EMCOR Group, Inc.	152,798	4,480,037
Fluor Corp.	93,811	5,417,585
Jacobs Engineering Group, Inc. (a)	78,887	3,457,617
Quanta Services, Inc. (a)	128,100	2,833,572
		19,828,949
ELECTRICAL EQUIPMENT - 10.7%
Electrical Components & Equipment - 10.7%
AMETEK, Inc.	124,700	6,276,151
Cooper Industries PLC Class A	71,780	4,491,275
Emerson Electric Co.	220,371	11,578,292
GrafTech International Ltd. (a)	267,900	3,145,146
Hubbell, Inc. Class B	66,331	5,322,399
Prysmian SpA (d)	281,376	4,581,572
Regal-Beloit Corp.	107,762	7,289,022
Roper Industries, Inc.	24,600	2,506,740
		45,190,597

	Shares	Value
INDUSTRIAL CONGLOMERATES - 20.4%
Industrial Conglomerates - 20.4%
3M Co.	168,051	$ 15,017,037
Carlisle Companies, Inc.	70,794	3,897,918
Danaher Corp.	277,482	15,045,074
General Electric Co.	2,134,450	41,792,534
Tyco International Ltd.	186,714	10,480,257
		86,232,820
LIFE SCIENCES TOOLS & SERVICES - 0.5%
Life Sciences Tools & Services - 0.5%
Agilent Technologies, Inc.	47,741	2,013,715
MACHINERY - 25.6%
Construction & Farm Machinery & Heavy Trucks - 10.1%
Caterpillar, Inc.	78,063	8,022,535
Cummins, Inc.	115,224	13,346,396
Fiat Industrial SpA	471,700	5,351,420
Joy Global, Inc.	66,970	4,739,467
Manitowoc Co., Inc.	360,764	4,996,581
WABCO Holdings, Inc. (a)	96,700	6,095,001
		42,551,400
Industrial Machinery - 15.5%
Actuant Corp. Class A	84,460	2,303,224
Dover Corp.	110,940	6,951,500
EnPro Industries, Inc. (a)	31,700	1,312,697
Flowserve Corp.	49,800	5,723,514
Graco, Inc.	100,326	5,348,379
Harsco Corp.	66,327	1,479,092
Illinois Tool Works, Inc.	179,029	10,272,684
Ingersoll-Rand PLC	176,747	7,515,282
Pall Corp.	80,561	4,802,241
Parker Hannifin Corp.	85,142	7,466,102
SPX Corp.	39,100	3,002,098
Timken Co.	28,300	1,599,233
TriMas Corp. (a)	144,830	3,187,708
Valmont Industries, Inc.	38,800	4,808,484
		65,772,238
TOTAL MACHINERY		108,323,638
PROFESSIONAL SERVICES - 4.7%
Human Resource & Employment Services - 2.2%
Manpower, Inc.	53,500	2,279,100
Randstad Holding NV	44,000	1,523,747
Robert Half International, Inc.	82,800	2,467,440
Towers Watson & Co.	48,094	3,145,348
		9,415,635
Research & Consulting Services - 2.5%
Bureau Veritas SA	25,200	2,245,445
Common Stocks - continued
	Shares	Value
PROFESSIONAL SERVICES - CONTINUED
Research & Consulting Services - continued
Dun & Bradstreet Corp.	36,576	$ 2,844,881
IHS, Inc. Class A (a)	51,674	5,222,691
		10,313,017
TOTAL PROFESSIONAL SERVICES		19,728,652
ROAD & RAIL - 6.2%
Railroads - 6.1%
CSX Corp.	348,598	7,777,221
Genesee & Wyoming, Inc. Class A (a)	48,299	2,603,799
Union Pacific Corp.	135,895	15,280,034
		25,661,054
Trucking - 0.1%
J.B. Hunt Transport Services, Inc.	11,901	658,482
TOTAL ROAD & RAIL		26,319,536
TRADING COMPANIES & DISTRIBUTORS - 2.5%
Trading Companies & Distributors - 2.5%
W.W. Grainger, Inc.	17,500	3,636,850
Watsco, Inc.	36,800	2,647,760
WESCO International, Inc. (a)	67,741	4,497,325
		10,781,935
TRANSPORTATION INFRASTRUCTURE - 0.5%
Airport Services - 0.5%
Wesco Aircraft Holdings, Inc. (a)	138,040	2,179,652
TOTAL COMMON STOCKS (Cost $352,905,874)		412,576,219
Convertible Bonds - 0.4%
	Principal Amount
BUILDING PRODUCTS - 0.4%
Building Products - 0.4%
Aspen Aerogels, Inc.:
8% 6/1/14 (f)	$ 1,041,431	1,041,431
8% 12/6/14 (f)	850,700	850,700
		1,892,131
U.S. Treasury Obligations - 0.1%

U.S. Treasury Bills, yield at date of purchase 0.08% 5/24/12 (e) (Cost $269,985)	270,000	269,989
Money Market Funds - 2.7%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	5,877,074	$ 5,877,074
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	5,394,693	5,394,693
TOTAL MONEY MARKET FUNDS (Cost $11,271,767)		11,271,767
TOTAL INVESTMENT PORTFOLIO - 100.7% (Cost $366,339,757)	426,010,106
NET OTHER ASSETS (LIABILITIES) - (0.7)%	(2,882,341)
NET ASSETS - 100%	$ 423,127,765
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/(Depreciation)
Purchased
Equity Index Contracts
120 CME E-mini S&P Select Sector Industrial Index Contracts	June 2012	$ 4,429,200	$ 32,220
The face value of futures purchased as a percentage of net assets is 1%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $269,989.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,892,131 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Aspen Aerogels, Inc. 8% 6/1/14	6/14/11	$ 1,041,431
Aspen Aerogels, Inc. 8% 12/6/14	12/6/11	$ 850,700
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 9,606
Fidelity Securities Lending Cash Central Fund	25,158
Total	$ 34,764
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 412,576,219	$ 412,576,219	$ -	$ -
Convertible Bonds	1,892,131	-	-	1,892,131
U.S. Treasury Obligations	269,989	-	269,989	-
Money Market Funds	11,271,767	11,271,767	-	-
Total Investments in Securities:	$ 426,010,106	$ 423,847,986	$ 269,989	$ 1,892,131
Derivative Instruments:
Assets
Futures Contracts	$ 32,220	$ 32,220	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	850,700
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	1,041,431
Transfers out of Level 3	-
Ending Balance	$ 1,892,131
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $369,174,831. Net unrealized appreciation aggregated $56,835,275, of which $63,394,565 related to appreciated investment securities and $6,559,290 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Technology Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2012

1.800330.108

AFTF-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 91.8%
	Shares	Value
AUTOMOBILES - 0.1%
Automobile Manufacturers - 0.1%
Tesla Motors, Inc. (a)	12,300	$ 407,499
CHEMICALS - 0.4%
Specialty Chemicals - 0.4%
JSR Corp.	164,100	3,238,923
COMMUNICATIONS EQUIPMENT - 9.1%
Communications Equipment - 9.1%
Acme Packet, Inc. (a)	98,675	2,769,807
ADTRAN, Inc.	133,751	4,082,081
ADVA AG Optical Networking (a)	32,102	231,182
Aruba Networks, Inc. (a)	88,500	1,869,120
Brocade Communications Systems, Inc. (a)	13,400	74,236
Ciena Corp. (a)(d)	55,656	824,822
Cisco Systems, Inc.	808,361	16,288,474
Comba Telecom Systems Holdings Ltd.	187,500	103,916
F5 Networks, Inc. (a)	26,075	3,492,225
Finisar Corp. (a)	34,229	565,463
Infinera Corp. (a)	88,200	631,512
JDS Uniphase Corp. (a)	5,469	66,448
Juniper Networks, Inc. (a)	30,436	652,243
Motorola Solutions, Inc.	11,423	582,916
NETGEAR, Inc. (a)	4,405	169,593
Polycom, Inc. (a)	326,493	4,332,562
QUALCOMM, Inc.	467,849	29,867,480
Riverbed Technology, Inc. (a)	54,670	1,078,639
Sandvine Corp. (a)	751,600	1,311,416
Sandvine Corp. (U.K.) (a)	554,200	1,004,321
Spirent Communications PLC	185,100	510,741
ZTE Corp. (H Shares)	786,120	1,906,875
		72,416,072
COMPUTERS & PERIPHERALS - 20.7%
Computer Hardware - 18.2%
Advantech Co. Ltd.	103,000	350,458
Apple, Inc. (a)	241,171	140,901,744
Hewlett-Packard Co.	76,292	1,888,990
Pegatron Corp.	259,000	375,774
Stratasys, Inc. (a)	47,175	2,415,832
Wistron Corp.	54,000	81,218
		146,014,016
Computer Storage & Peripherals - 2.5%
ADLINK Technology, Inc.	2,000	2,761
EMC Corp. (a)	422,467	11,917,794
Fusion-io, Inc.	43,200	1,108,080
Gemalto NV	17,856	1,330,570
NetApp, Inc. (a)	195	7,572
SanDisk Corp. (a)	57,483	2,127,446

	Shares	Value
Synaptics, Inc. (a)	85,513	$ 2,626,104
Wacom Co. Ltd.	302	725,536
		19,845,863
TOTAL COMPUTERS & PERIPHERALS		165,859,879
DIVERSIFIED CONSUMER SERVICES - 0.0%
Education Services - 0.0%
Educomp Solutions Ltd.	16,123	59,376
ELECTRICAL EQUIPMENT - 0.2%
Electrical Components & Equipment - 0.2%
Furukawa Electric Co. Ltd.	289,000	784,311
Prysmian SpA	43,100	701,786
		1,486,097
ELECTRONIC EQUIPMENT & COMPONENTS - 3.7%
Electronic Components - 1.9%
Aeroflex Holding Corp. (a)	29,470	330,064
Amphenol Corp. Class A	1,366	79,419
Cheng Uei Precision Industries Co. Ltd.	67,408	138,723
Chimei Innolux Corp. (a)	16,000	6,640
InvenSense, Inc.	59,661	959,349
Omron Corp.	10,400	220,970
Taiyo Yuden Co. Ltd. (d)	59,700	638,534
TDK Corp.	7,500	391,652
Tong Hsing Electronics Industries Ltd.	693,000	2,555,222
Universal Display Corp. (a)(d)	206,367	9,280,324
Vishay Intertechnology, Inc. (a)	7,109	79,763
Yageo Corp.	2,014,000	580,264
		15,260,924
Electronic Equipment & Instruments - 0.3%
Chroma ATE, Inc.	309,683	707,422
Hitachi High-Technologies Corp.	4,900	123,143
Keyence Corp.	2,650	625,505
National Instruments Corp.	28,800	783,360
RealD, Inc. (a)(d)	26,949	325,544
SFA Engineering Corp.	1,435	68,441
SNU Precision Co. Ltd.	7,370	53,084
Test Research, Inc.	18,655	24,155
		2,710,654
Electronic Manufacturing Services - 1.3%
Benchmark Electronics, Inc. (a)	1,200	19,056
Hon Hai Precision Industry Co. Ltd. (Foxconn)	111,000	351,789
IPG Photonics Corp. (a)	2,200	106,480
Jabil Circuit, Inc.	157,910	3,702,990
KEMET Corp. (a)	75,487	642,394
TE Connectivity Ltd.	23,074	841,278
Trimble Navigation Ltd. (a)	91,659	4,962,418
		10,626,405
Technology Distributors - 0.2%
Arrow Electronics, Inc. (a)	53	2,229
Common Stocks - continued
	Shares	Value
ELECTRONIC EQUIPMENT & COMPONENTS - CONTINUED
Technology Distributors - continued
Digital China Holdings Ltd. (H Shares)	468,000	$ 887,907
VST Holdings Ltd.	980,000	237,464
WPG Holding Co. Ltd.	111,975	153,243
WT Microelectronics Co. Ltd.	17,000	24,082
		1,304,925
TOTAL ELECTRONIC EQUIPMENT & COMPONENTS		29,902,908
HEALTH CARE EQUIPMENT & SUPPLIES - 0.2%
Health Care Equipment - 0.2%
Biosensors International Group Ltd. (a)	1,516,000	1,635,244
China Kanghui Holdings sponsored ADR (a)	200	3,994
		1,639,238
HEALTH CARE TECHNOLOGY - 0.1%
Health Care Technology - 0.1%
athenahealth, Inc. (a)	600	43,470
So-net M3, Inc.	240	1,115,735
		1,159,205
HOUSEHOLD DURABLES - 0.2%
Consumer Electronics - 0.1%
Sharp Corp.	146,000	934,049
Household Appliances - 0.1%
Haier Electronics Group Co. Ltd. (a)	17,000	17,792
Techtronic Industries Co. Ltd.	348,000	420,274
		438,066
TOTAL HOUSEHOLD DURABLES		1,372,115
HOUSEHOLD PRODUCTS - 0.1%
Household Products - 0.1%
NVC Lighting Holdings Ltd.	1,339,000	486,680
INDUSTRIAL CONGLOMERATES - 0.0%
Industrial Conglomerates - 0.0%
Samsung Techwin Co. Ltd.	3,215	196,861
INTERNET & CATALOG RETAIL - 1.0%
Internet Retail - 1.0%
Amazon.com, Inc. (a)	17,764	4,119,472
E-Commerce China Dangdang, Inc. ADR (a)	260	2,077
Priceline.com, Inc. (a)	103	78,364
Rakuten, Inc.	3,001	3,347,369
Start Today Co. Ltd.	48,200	741,765
		8,289,047
INTERNET SOFTWARE & SERVICES - 6.8%
Internet Software & Services - 6.8%
Active Network, Inc.	25,200	423,360
Akamai Technologies, Inc. (a)	116,213	3,788,544

	Shares	Value
Bankrate, Inc.	31,700	$ 742,414
Bazaarvoice, Inc. (d)	2,800	55,468
Cornerstone OnDemand, Inc. (a)	46,600	968,348
DealerTrack Holdings, Inc. (a)	12,300	366,909
eBay, Inc. (a)	244,598	10,040,748
ExactTarget, Inc.	15,800	426,758
Facebook, Inc. Class B (g)	37,876	1,165,465
Google, Inc. Class A (a)	10,439	6,317,996
INFO Edge India Ltd.	17,918	260,239
Kakaku.com, Inc. (d)	77,300	2,403,907
LogMeIn, Inc. (a)	32,979	1,187,574
Mail.ru Group Ltd. GDR (a)(e)	1,800	77,850
MercadoLibre, Inc.	30,934	2,992,555
NHN Corp.	3,318	751,605
Open Text Corp. (a)	25,500	1,429,704
PChome Online, Inc.	63,000	358,703
Qihoo 360 Technology Co. Ltd. ADR (a)(d)	58,600	1,439,802
Rackspace Hosting, Inc. (a)	89,598	5,204,748
Renren, Inc. ADR (d)	5,900	35,990
Responsys, Inc.	101,748	1,300,339
SciQuest, Inc. (a)	31,677	470,403
SINA Corp. (a)(d)	47,734	2,792,916
SouFun Holdings Ltd. ADR (d)	33,700	608,622
Tencent Holdings Ltd.	22,200	697,590
Tudou Holdings Ltd. ADR	19,300	695,572
Velti PLC (a)	50,436	602,710
VeriSign, Inc.	60,788	2,498,995
Vocus, Inc. (a)	45,600	589,608
XO Group, Inc. (a)	5,200	48,204
Yahoo!, Inc. (a)	184,668	2,869,741
Yandex NV	40,176	952,975
		54,566,362
IT SERVICES - 9.8%
Data Processing & Outsourced Services - 4.1%
Automatic Data Processing, Inc.	108,300	6,023,646
Fidelity National Information Services, Inc.	96,366	3,244,643
Fiserv, Inc. (a)	12,400	871,596
Jack Henry & Associates, Inc.	33,992	1,154,368
MasterCard, Inc. Class A	18,055	8,165,735
Paychex, Inc.	51,800	1,604,764
Syntel, Inc.	7,600	455,164
VeriFone Systems, Inc. (a)	75,159	3,580,575
Visa, Inc. Class A	62,654	7,705,189
		32,805,680
IT Consulting & Other Services - 5.7%
Accenture PLC Class A	107,041	6,952,313
Bit-isle, Inc.	1,600	18,472
Camelot Information Systems, Inc. ADR (a)	145	426
ChinaSoft International Ltd. (a)	20,000	5,594
Common Stocks - continued
	Shares	Value
IT SERVICES - CONTINUED
IT Consulting & Other Services - continued
Cognizant Technology Solutions Corp. Class A (a)	121,540	$ 8,911,313
HiSoft Technology International Ltd. ADR (a)	11,117	158,084
IBM Corp.	102,016	21,125,473
InterXion Holding N.V. (a)	10,000	200,700
ServiceSource International, Inc. (a)(d)	349,681	5,797,711
Teradata Corp. (a)	35,793	2,497,636
		45,667,722
TOTAL IT SERVICES		78,473,402
LIFE SCIENCES TOOLS & SERVICES - 0.3%
Life Sciences Tools & Services - 0.3%
Illumina, Inc. (a)	42,306	1,883,886
WuXi PharmaTech Cayman, Inc. sponsored ADR (a)	27,300	392,574
		2,276,460
MACHINERY - 0.4%
Industrial Machinery - 0.4%
Airtac International Group	136,000	781,341
Fanuc Corp.	2,100	354,188
HIWIN Technologies Corp.	40,390	383,743
Mirle Automation Corp.	92,950	71,733
Nippon Thompson Co. Ltd.	166,000	917,992
Shin Zu Shing Co. Ltd.	285,000	757,589
		3,266,586
MEDIA - 0.3%
Advertising - 0.1%
Dentsu, Inc.	200	6,141
Focus Media Holding Ltd. ADR	49,882	1,191,681
ReachLocal, Inc. (a)	1,558	11,778
		1,209,600
Cable & Satellite - 0.1%
DISH Network Corp. Class A	31,660	1,012,170
Movies & Entertainment - 0.1%
IMAX Corp. (a)	18,930	453,752
TOTAL MEDIA		2,675,522
OFFICE ELECTRONICS - 0.0%
Office Electronics - 0.0%
Xerox Corp.	8,333	64,831
PHARMACEUTICALS - 0.1%
Pharmaceuticals - 0.1%
China Medical System Holding Ltd.	1,259,250	581,044
PROFESSIONAL SERVICES - 0.1%
Human Resource & Employment Services - 0.0%
51job, Inc. sponsored ADR (a)	1,392	84,522

	Shares	Value
Research & Consulting Services - 0.1%
Acacia Research Corp. - Acacia Technologies (a)	8,600	$ 352,600
TOTAL PROFESSIONAL SERVICES		437,122
REAL ESTATE MANAGEMENT & DEVELOPMENT - 0.1%
Real Estate Services - 0.1%
E-House China Holdings Ltd. ADR (d)	100,129	742,957
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 15.0%
Semiconductor Equipment - 2.1%
Advanced Energy Industries, Inc. (a)	5,757	68,739
Amkor Technology, Inc. (a)(d)	12,664	65,473
Asia Pacific Systems, Inc. (a)	24,954	248,408
ASM International NV:
unit	76,158	2,701,324
(Netherlands)	84,300	2,980,180
ASM Pacific Technology Ltd.	11,100	150,363
ASML Holding NV	23,435	1,194,951
Cymer, Inc. (a)	71,619	3,712,729
Dainippon Screen Manufacturing Co. Ltd.	47,000	424,384
Entegris, Inc. (a)	114,508	1,013,396
GCL-Poly Energy Holdings Ltd.	225,000	58,290
Genesis Photonics, Inc.	15,000	18,496
GT Advanced Technologies, Inc. (a)	16,100	104,811
ICD Co. Ltd.	19,918	404,485
KLA-Tencor Corp.	7,620	397,383
Lam Research Corp. (a)(d)	1,800	74,970
Micronics Japan Co. Ltd.	34,800	163,177
Novellus Systems, Inc. (a)	1,659	77,558
Rubicon Technology, Inc. (a)(d)	7,079	66,897
Teradyne, Inc. (a)	4,820	82,952
Ultratech, Inc. (a)	97,101	3,101,406
Visual Photonics Epitaxy Co. Ltd.	53,000	88,621
		17,198,993
Semiconductors - 12.9%
Advanced Micro Devices, Inc. (a)	10,257	75,492
Alpha & Omega Semiconductor Ltd. (a)	8,432	83,392
Altera Corp.	447,161	15,905,517
Analog Devices, Inc.	1,873	73,010
Applied Micro Circuits Corp. (a)	157,393	878,253
ARM Holdings PLC sponsored ADR	6,119	154,994
Atmel Corp. (a)	8,522	75,590
Avago Technologies Ltd.	71,032	2,449,183
Broadcom Corp. Class A	2,063	75,506
Canadian Solar, Inc. (a)	32	110
Cavium, Inc. (a)	199,196	5,828,475
Cirrus Logic, Inc. (a)	124,697	3,414,204
Cree, Inc. (a)(d)	377,916	11,677,604
Cypress Semiconductor Corp.	106,222	1,646,441
Diodes, Inc. (a)	3,670	81,804
Duksan Hi-Metal Co. Ltd. (a)	55,664	1,142,710
Common Stocks - continued
	Shares	Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - CONTINUED
Semiconductors - continued
Epistar Corp.	2,000	$ 4,871
Fairchild Semiconductor International, Inc. (a)	5,465	77,439
Freescale Semiconductor Holdings I Ltd.	175,736	2,180,884
Global Unichip Corp.	125,000	405,162
Hittite Microwave Corp. (a)	6,029	322,793
Imagination Technologies Group PLC (a)	147,359	1,644,351
Infineon Technologies AG	291,200	2,899,275
Inotera Memories, Inc. (a)	4,614,000	1,215,418
Inphi Corp. (a)	83,189	844,368
International Rectifier Corp. (a)	46,790	1,021,426
Intersil Corp. Class A	105,823	1,086,802
JA Solar Holdings Co. Ltd. ADR (a)	40,931	53,210
LSI Corp. (a)	226,101	1,817,852
MagnaChip Semiconductor Corp. (a)	44	518
Marvell Technology Group Ltd. (a)	5,066	76,041
MediaTek, Inc.	177,000	1,535,963
Mellanox Technologies Ltd. (a)	17,000	996,030
Micrel, Inc.	29,083	316,714
Micron Technology, Inc. (a)	860,449	5,670,359
Microsemi Corp. (a)	4,100	88,232
Monolithic Power Systems, Inc. (a)	64,797	1,342,594
MStar Semiconductor, Inc.	175,000	1,041,417
NVIDIA Corp. (a)	6,070	78,910
NXP Semiconductors NV (a)	479,524	12,395,695
O2Micro International Ltd. sponsored ADR (a)	14,600	78,402
ON Semiconductor Corp. (a)	106,620	880,681
PMC-Sierra, Inc. (a)	315,084	2,227,644
Power Integrations, Inc.	3,200	121,216
Rambus, Inc. (a)	165,107	840,395
RF Micro Devices, Inc. (a)	77,808	336,909
Samsung Electronics Co. Ltd.	2,041	2,510,333
Seoul Semiconductor Co. Ltd.	11,191	210,922
Silicon Laboratories, Inc. (a)	1,700	60,333
SK Hynix, Inc.	190	4,716
Skyworks Solutions, Inc. (a)	101,386	2,751,616
Spreadtrum Communications, Inc. ADR (d)	146,945	2,027,841
Standard Microsystems Corp. (a)	46,071	1,219,960
STMicroelectronics NV	292,893	1,686,560
STMicroelectronics NV (NY Shares) unit	406,500	2,349,570
Texas Instruments, Inc.	122,155	3,901,631
Trina Solar Ltd. (a)(d)	10,094	73,282
TriQuint Semiconductor, Inc. (a)	133,915	653,505
United Microelectronics Corp.	4,000	2,096
Vanguard International Semiconductor Corp.	852,000	407,662
Win Semiconductors Corp.	38,077	54,788

	Shares	Value
Xilinx, Inc.	4,444	$ 161,673
YoungTek Electronics Corp.	1,146	3,172
		103,243,516
TOTAL SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT		120,442,509
SOFTWARE - 22.6%
Application Software - 12.5%
Adobe Systems, Inc. (a)	200,818	6,739,452
ANSYS, Inc. (a)	28,853	1,935,171
AsiaInfo-Linkage, Inc. (a)	132,138	1,664,939
Aspen Technology, Inc. (a)	205,437	4,063,544
Autodesk, Inc. (a)	125,699	4,948,770
AutoNavi Holdings Ltd. ADR (a)	54,221	639,808
BroadSoft, Inc. (a)(d)	78,565	3,363,368
Citrix Systems, Inc. (a)	181,988	15,579,993
Concur Technologies, Inc. (a)	49,898	2,822,231
Convio, Inc. (a)	36,934	590,944
Descartes Systems Group, Inc. (a)	179,500	1,551,941
Informatica Corp. (a)	56,892	2,618,170
Intuit, Inc.	55,746	3,231,596
JDA Software Group, Inc. (a)	19,341	558,568
Jive Software, Inc.	1,700	40,477
Kingdee International Software Group Co. Ltd.	9,630,800	2,147,446
Manhattan Associates, Inc. (a)	97	4,865
MicroStrategy, Inc. Class A (a)	21,900	3,061,182
Nuance Communications, Inc. (a)	65,816	1,608,543
Parametric Technology Corp. (a)	233,458	5,038,024
Pegasystems, Inc. (d)	93,752	3,486,637
PROS Holdings, Inc. (a)	8,633	169,984
QLIK Technologies, Inc. (a)	75,887	2,186,304
RealPage, Inc. (a)	34,200	620,730
salesforce.com, Inc. (a)	134,753	20,985,085
SolarWinds, Inc. (a)	79,814	3,744,075
Splunk, Inc.	49,900	1,694,105
Synchronoss Technologies, Inc. (a)	56,288	1,761,814
Synopsys, Inc. (a)	2,500	75,025
TIBCO Software, Inc. (a)	57,364	1,887,276
TiVo, Inc. (a)	8,000	86,320
VanceInfo Technologies, Inc. ADR (a)(d)	84,153	1,089,781
		99,996,168
Home Entertainment Software - 0.9%
Activision Blizzard, Inc.	5,800	74,646
Capcom Co. Ltd.	88,200	2,014,168
NCsoft Corp. (f)	7,819	2,027,180
Nintendo Co. Ltd.	14,200	1,916,892
Take-Two Interactive Software, Inc. (a)	64,262	906,094
		6,938,980
Systems Software - 9.2%
Ariba, Inc. (a)	133,319	5,092,786
BMC Software, Inc. (a)	19,600	808,696
Common Stocks - continued
	Shares	Value
SOFTWARE - CONTINUED
Systems Software - continued
Check Point Software Technologies Ltd. (a)	31,399	$ 1,825,224
CommVault Systems, Inc. (a)	62,744	3,267,080
Fortinet, Inc. (a)	99,074	2,587,813
Infoblox, Inc.	3,000	61,200
Microsoft Corp.	1,153,516	36,935,582
NetSuite, Inc. (a)	37,268	1,653,954
Oracle Corp.	192,884	5,668,861
Progress Software Corp. (a)	17,578	406,755
Red Hat, Inc. (a)	117,842	7,024,562
Sourcefire, Inc. (a)	44,611	2,274,715
Symantec Corp. (a)	4,000	66,080
Totvs SA	26,900	524,269
VMware, Inc. Class A (a)	50,839	5,679,733
		73,877,310
TOTAL SOFTWARE		180,812,458
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
Wireless Telecommunication Services - 0.5%
SBA Communications Corp. Class A (a)	71,829	3,860,090
TOTAL COMMON STOCKS (Cost $657,168,247)		734,713,243
Convertible Bonds - 0.4%
	Principal Amount
COMMUNICATIONS EQUIPMENT - 0.2%
Communications Equipment - 0.2%
Ciena Corp. 0.25% 5/1/13	$ 1,270,000	1,257,300
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 0.2%
Semiconductors - 0.2%
JA Solar Holdings Co. Ltd. 4.5% 5/15/13	2,179,000	1,794,951
TOTAL CONVERTIBLE BONDS (Cost $3,054,301)		3,052,251
Master Notes - 0.0%

OZ Optics Ltd. 5% 11/5/14 (g) (Cost $183,621)	180,662	180,662
Money Market Funds - 11.1%
	Shares	Value
Fidelity Cash Central Fund, 0.14% (b)	62,919,346	$ 62,919,346
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	26,517,643	26,517,643
TOTAL MONEY MARKET FUNDS (Cost $89,436,989)		89,436,989
TOTAL INVESTMENT PORTFOLIO - 103.3% (Cost $749,843,158)	827,383,145
NET OTHER ASSETS (LIABILITIES) - (3.3)%	(26,800,749)
NET ASSETS - 100%	$ 800,582,396
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $77,850 or 0.0% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,346,127 or 0.2% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Facebook, Inc. Class B	3/31/11 - 5/19/11	$ 947,157
OZ Optics Ltd. 5% 11/5/14	11/5/10	$ 185,227
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 35,014
Fidelity Securities Lending Cash Central Fund	484,230
Total	$ 519,244
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 734,713,243	$ 710,752,309	$ 22,795,469	$ 1,165,465
Convertible Bonds	3,052,251	-	3,052,251	-
Master Notes	180,662	-	-	180,662
Money Market Funds	89,436,989	89,436,989	-	-
Total Investments in Securities:	$ 827,383,145	$ 800,189,298	$ 25,847,720	$ 1,346,127
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,357,916
Total Realized Gain (Loss)	(3,162,588)
Total Unrealized Gain (Loss)	3,241,428
Cost of Purchases	-
Proceeds of Sales	(89,712)
Amortization/Accretion	(917)
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 1,346,127
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at April 30, 2012	$ 220,647

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $758,093,712. Net unrealized appreciation aggregated $69,289,433, of which $108,572,997 related to appreciated investment securities and $39,283,564 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds and master notes, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Utilities Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2012

1.800331.108

AFUG-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.9%
	Shares	Value
COMMERCIAL SERVICES & SUPPLIES - 0.1%
Environmental & Facility Services - 0.1%
Covanta Holding Corp.	12,616	$ 202,487
ELECTRIC UTILITIES - 49.4%
Electric Utilities - 49.4%
Companhia Paranaense de Energia-Copel (PN-B) sponsored ADR	72,500	1,816,125
Duke Energy Corp.	680,448	14,582,001
Edison International	338,594	14,901,522
Exelon Corp.	91,100	3,553,811
FirstEnergy Corp.	379,591	17,772,448
Great Plains Energy, Inc.	86,210	1,760,408
ITC Holdings Corp.	62,010	4,803,295
NextEra Energy, Inc.	244,333	15,722,829
Northeast Utilities	194,322	7,145,220
Pepco Holdings, Inc.	109,300	2,067,956
RusHydro JSC sponsored ADR	235,722	820,313
Southern Co.	57,000	2,618,580
		87,564,508
GAS UTILITIES - 5.3%
Gas Utilities - 5.3%
Atmos Energy Corp.	42,232	1,375,919
National Fuel Gas Co.	29,969	1,418,133
ONEOK, Inc.	76,000	6,527,640
		9,321,692
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS - 6.7%
Independent Power Producers & Energy Traders - 6.7%
Calpine Corp. (a)	248,325	4,656,094
NRG Energy, Inc. (a)	157,495	2,677,415
The AES Corp. (a)	359,861	4,505,460
		11,838,969
MULTI-UTILITIES - 20.4%
Multi-Utilities - 20.4%
CenterPoint Energy, Inc.	21,600	436,536
NiSource, Inc.	316,063	7,790,953
OGE Energy Corp.	98,249	5,301,516
PG&E Corp.	287,400	12,697,332
Sempra Energy	154,231	9,984,915
		36,211,252

	Shares	Value
OIL, GAS & CONSUMABLE FUELS - 12.5%
Oil & Gas Refining & Marketing - 4.3%
Sunoco, Inc.	154,500	$ 7,615,305
Oil & Gas Storage & Transport - 8.2%
Atlas Energy LP	57,800	2,243,796
Cheniere Energy, Inc. (a)	209,804	3,841,511
El Paso Corp.	105,200	3,121,284
Williams Companies, Inc.	155,106	5,278,257
		14,484,848
TOTAL OIL, GAS & CONSUMABLE FUELS		22,100,153
WATER UTILITIES - 3.5%
Water Utilities - 3.5%
American Water Works Co., Inc.	183,325	6,277,048
TOTAL COMMON STOCKS (Cost $159,006,592)		173,516,109
Money Market Funds - 3.0%

Fidelity Cash Central Fund, 0.14% (b)	4,463,305	4,463,305
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	913,500	913,500
TOTAL MONEY MARKET FUNDS (Cost $5,376,805)		5,376,805
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $164,383,397)		178,892,914
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(1,604,036)
NET ASSETS - 100%		$ 177,288,878
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,728
Fidelity Securities Lending Cash Central Fund	25,147
Total	$ 28,875
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section at the end of this listing.

Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $164,645,909. Net unrealized appreciation aggregated $14,247,005, of which $15,209,761 related to appreciated investment securities and $962,756 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity Advisor® Energy Fund
Class A
Class T
Class B
Class C
Institutional Class

April 30, 2012

1.800328.108

ANR-QTLY-0612

Investments April 30, 2012 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CHEMICALS - 1.5%
Specialty Chemicals - 1.5%
LyondellBasell Industries NV Class A	248,610	$ 10,386,926
CONSTRUCTION & ENGINEERING - 0.5%
Construction & Engineering - 0.5%
Foster Wheeler AG (a)	158,675	3,649,525
ENERGY EQUIPMENT & SERVICES - 23.4%
Oil & Gas Drilling - 7.4%
Discovery Offshore S.A. (a)(e)	748,490	1,373,424
Ensco International Ltd. ADR	254,251	13,894,817
Helmerich & Payne, Inc.	53,500	2,749,365
Noble Corp.	486,764	18,526,238
Northern Offshore Ltd.	335,687	683,423
Ocean Rig UDW, Inc. (United States)	177,000	3,085,110
Parker Drilling Co. (a)	421,740	2,180,396
Rowan Companies, Inc. (a)	213,866	7,384,793
Tuscany International Drilling, Inc. (a)	1,080,000	765,376
Vantage Drilling Co. (a)	945,900	1,494,522
		52,137,464
Oil & Gas Equipment & Services - 16.0%
Cal Dive International, Inc. (a)	165,830	641,762
Compagnie Generale de Geophysique SA (a)	138,278	3,965,810
Fugro NV (Certificaten Van Aandelen) unit	197,396	14,387,884
Gulfmark Offshore, Inc. Class A (a)	89,199	4,296,716
Halliburton Co.	272,515	9,325,463
Key Energy Services, Inc. (a)	151,300	1,915,458
McDermott International, Inc. (a)	182,106	2,057,798
National Oilwell Varco, Inc.	494,507	37,463,850
Oil States International, Inc. (a)	120,450	9,585,411
Schlumberger Ltd.	273,593	20,284,185
Schoeller-Bleckmann Oilfield Equipment AG	8,662	770,795
Superior Energy Services, Inc. (a)	89,484	2,408,909
Total Energy Services, Inc.	53,200	792,277
Weatherford International Ltd. (a)	361,667	5,160,988
		113,057,306
TOTAL ENERGY EQUIPMENT & SERVICES		165,194,770
OIL, GAS & CONSUMABLE FUELS - 73.8%
Coal & Consumable Fuels - 2.1%
Alpha Natural Resources, Inc. (a)	261,321	4,215,108
Peabody Energy Corp.	339,226	10,553,321
		14,768,429
Integrated Oil & Gas - 39.2%
Chevron Corp.	1,098,781	117,086,101
Exxon Mobil Corp.	522,028	45,071,898
Hess Corp.	514,461	26,823,997
InterOil Corp. (a)(d)	16,300	985,172
Murphy Oil Corp.	97,606	5,365,402

	Shares	Value
Occidental Petroleum Corp.	518,077	$ 47,258,984
Royal Dutch Shell PLC Class A sponsored ADR	240,700	17,219,678
Suncor Energy, Inc.	516,600	17,065,713
		276,876,945
Oil & Gas Exploration & Production - 24.2%
Anadarko Petroleum Corp.	99,558	7,288,641
Apache Corp.	157,737	15,133,288
Atlas Resource Partners LP (a)	1,391	36,750
Bankers Petroleum Ltd. (a)	583,600	2,020,665
Cabot Oil & Gas Corp.	192,847	6,776,644
Carrizo Oil & Gas, Inc. (a)	26,300	737,452
Chesapeake Energy Corp.	63,300	1,167,252
Cobalt International Energy, Inc. (a)	151,600	4,056,816
Comstock Resources, Inc. (a)	183,506	3,224,200
EOG Resources, Inc.	146,879	16,128,783
EQT Corp.	124,400	6,197,608
EV Energy Partners LP	66,800	4,239,796
EXCO Resources, Inc. (d)	229,600	1,685,264
Gran Tierra Energy, Inc. (Canada) (a)	835,972	5,391,184
Halcon Resources Corp. (a)(g)	300,000	2,940,300
Kodiak Oil & Gas Corp. (a)	79,900	707,115
Marathon Oil Corp.	963,326	28,263,985
Midstates Petroleum Co., Inc.	14,800	241,536
Noble Energy, Inc.	143,054	14,208,123
Oasis Petroleum, Inc. (a)	33,500	1,107,845
Painted Pony Petroleum Ltd. (a)(e)	5,000	40,344
Pioneer Natural Resources Co.	160,300	18,565,946
Plains Exploration & Production Co. (a)	128,900	5,265,565
QEP Resources, Inc.	63,690	1,962,289
Rosetta Resources, Inc. (a)	173,723	8,733,055
SM Energy Co.	193,693	12,805,044
Swift Energy Co. (a)	55,958	1,692,730
TAG Oil Ltd. (a)	53,100	564,465
TAG Oil Ltd. (a)(e)(f)	11,400	121,185
		171,303,870
Oil & Gas Refining & Marketing - 6.8%
Calumet Specialty Products Partners LP	78,223	2,124,537
CVR Energy, Inc. (a)	66,553	2,020,549
Essar Energy PLC (a)(d)	776,139	1,845,536
HollyFrontier Corp.	174,815	5,387,798
Marathon Petroleum Corp.	395,187	16,443,731
Tesoro Corp. (a)	82,300	1,913,475
Valero Energy Corp.	743,205	18,357,164
		48,092,790
Oil & Gas Storage & Transport - 1.5%
Atlas Energy LP	13,625	528,923
Atlas Pipeline Partners, LP	95,200	3,328,192
Common Stocks - continued
	Shares	Value
OIL, GAS & CONSUMABLE FUELS - CONTINUED
Oil & Gas Storage & Transport - continued
Cheniere Energy, Inc. (a)	131,255	$ 2,403,279
Williams Companies, Inc.	122,645	4,173,609
		10,434,003
TOTAL OIL, GAS & CONSUMABLE FUELS		521,476,037
TOTAL COMMON STOCKS (Cost $645,666,246)		700,707,258
Money Market Funds - 1.0%

Fidelity Cash Central Fund, 0.14% (b)	3,567,793	3,567,793
Fidelity Securities Lending Cash Central Fund, 0.14% (b)(c)	3,610,800	3,610,800
TOTAL MONEY MARKET FUNDS (Cost $7,178,593)		7,178,593
TOTAL INVESTMENT PORTFOLIO - 100.2% (Cost $652,844,839)		707,885,851
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(1,365,806)
NET ASSETS - 100%		$ 706,520,045
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,534,953 or 0.2% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,940,300 or 0.4% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
Halcon Resources Corp.	3/1/12	$ 2,700,000
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 3,673
Fidelity Securities Lending Cash Central Fund	65,763
Total	$ 69,436
Other Information

The following is a summary of the inputs used, as of April 30, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Common Stocks	$ 700,707,258	$ 693,801,148	$ 6,906,110	$ -
Money Market Funds	7,178,593	7,178,593	-	-
Total Investments in Securities:	$ 707,885,851	$ 700,979,741	$ 6,906,110	$ -
Income Tax Information

At April 30, 2012, the cost of investment securities for income tax purposes was $657,041,012. Net unrealized appreciation aggregated $50,844,839, of which $85,206,165 related to appreciated investment securities and $34,361,326 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value calculation under these procedures may differ from published prices for the same securities. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments. Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.). Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts, futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and these securities are categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Advisor Series VII's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Advisor Series VII

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Kenneth B. Robins
Kenneth B. Robins
President and Treasurer

Date:	June 29, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	June 29, 2012